Schedule of Investments (unaudited) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.(a)	2,798	$98,965
Aerojet Rocketdyne Holdings, Inc.	5,413	238,226
AeroVironment, Inc.(a)(b)	1,678	149,527
AerSale Corp.(a)(b)	441	9,861
Astronics Corp.(a)	1,486	19,169
Axon Enterprise, Inc.(a)	4,769	858,229
BWX Technologies, Inc.	7,015	398,031
Byrna Technologies, Inc.(a)	1,385	23,337
Curtiss-Wright Corp.	2,957	377,550
Ducommun, Inc.(a)	742	35,905
Hexcel Corp.(a)	6,104	346,341
Howmet Aerospace, Inc.	28,395	843,048
Huntington Ingalls Industries, Inc.	2,873	582,443
Kaman Corp.	2,369	84,787
Kratos Defense & Security Solutions, Inc.(a)	9,141	195,526
Maxar Technologies, Inc.	5,347	141,963
Mercury Systems, Inc.(a)	4,043	208,376
Moog, Inc., Class A	2,165	163,523
National Presto Industries, Inc.	341	28,354
PAE, Inc.(a)	4,445	44,094
Park Aerospace Corp.	1,544	20,211
Parsons Corp.(a)	1,685	58,368
Spirit AeroSystems Holdings, Inc., Class A	7,880	325,365
Textron, Inc.	16,541	1,221,553
Triumph Group, Inc.(a)	4,861	99,408
Vectrus, Inc.(a)	714	34,579
Virgin Galactic Holdings Inc.(a)(b)	13,599	254,981

		6,861,720

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	4,056	100,954
Atlas Air Worldwide Holdings, Inc.(a)	2,139	173,516
Echo Global Logistics, Inc.(a)	1,895	91,396
Forward Air Corp.	2,047	205,846
GXO Logistics, Inc.(a)	7,001	621,689
Hub Group, Inc., Class A(a)	2,450	192,496
Radiant Logistics, Inc.(a)	2,218	14,927

		1,400,824

Airlines(a) — 0.5%
Alaska Air Group, Inc.	8,996	474,989
Allegiant Travel Co.	1,095	191,921
American Airlines Group, Inc.	46,880	900,096
Copa Holdings SA, Class A	2,347	173,584
Frontier Group Holdings, Inc.	2,214	34,649
Hawaiian Holdings, Inc.	4,347	84,114
JetBlue Airways Corp.	23,063	323,574
Mesa Air Group, Inc.	2,366	17,840
SkyWest, Inc.	3,844	165,407
Spirit Airlines, Inc.	7,245	158,303
Sun Country Airlines Holdings, Inc.	1,103	33,399

		2,557,876

Auto Components — 1.0%
Adient PLC(a)	7,056	293,671
American Axle & Manufacturing Holdings, Inc.(a)	7,870	71,460
BorgWarner, Inc.	17,608	793,592
Cooper-Standard Holdings, Inc.(a)	1,173	30,428
Dana, Inc.	10,405	230,887
Dorman Products, Inc.(a)	1,871	195,295
Fox Factory Holding Corp.(a)	3,112	500,876
Gentex Corp.	17,289	611,858

Security	Shares	Value

Auto Components (continued)
Gentherm, Inc.(a)	2,460	$181,130
Goodyear Tire & Rubber Co.(a)	20,276	387,677
LCI Industries	1,783	248,978
Lear Corp.	4,426	760,608
Modine Manufacturing Co.(a)	3,208	35,288
Motorcar Parts of America, Inc.(a)	1,186	22,439
Patrick Industries, Inc.	1,549	120,683
QuantumScape Corp.(a)	14,934	432,190
Standard Motor Products, Inc.	1,357	65,000
Stoneridge, Inc.(a)	2,552	48,437
Tenneco, Inc., Class A(a)	5,475	72,653
Visteon Corp.(a)	1,986	224,775
XL Fleet Corp.(a)	2,492	13,656
XPEL Inc.(a)	1,263	95,862

		5,437,443

Automobiles — 0.3%
Arcimoto, Inc.(a)(b)	1,786	20,860
Canoo, Inc.(a)(b)	8,032	64,417
Fisker, Inc.(a)(b)	11,821	189,727
Harley-Davidson, Inc.	11,449	417,774
Lordstown Motors Corp., Class A(a)(b)	7,320	37,844
Thor Industries, Inc.	3,952	402,946
Winnebago Industries, Inc.	2,378	160,967
Workhorse Group, Inc.(a)(b)	8,552	57,555

		1,352,090

Banks — 5.9%
1st Source Corp.	1,728	83,428
Allegiance Bancshares, Inc.	1,125	44,066
Amalgamated Financial Corp.	1,032	18,947
Amerant Bancorp, Inc.(a)(b)	1,471	39,055
American National Bankshares, Inc.	660	24,486
Ameris Bancorp	4,853	254,249
Arrow Financial Corp.	1,016	36,424
Associated Banc-Corp.	11,529	256,866
Atlantic Capital Bancshares, Inc.(a)	1,333	36,671
Atlantic Union Bankshares Corp.	5,606	201,087
Banc of California, Inc.	2,958	60,136
BancFirst Corp.	1,225	79,637
Bancorp, Inc.(a)	3,411	104,206
Bank First Corp.	651	46,214
Bank of Hawaii Corp.	3,107	262,541
Bank of Marin Bancorp	1,401	53,392
Bank of NT Butterfield & Son Ltd.	4,101	147,226
Bank OZK	9,343	417,352
BankUnited, Inc.	5,503	223,202
Banner Corp.	1,390	80,286
Bar Harbor Bankshares	1,663	49,391
Berkshire Hills Bancorp, Inc.	2,757	74,853
Blue Ridge Bankshares, Inc.	1,042	19,121
BOK Financial Corp.	2,400	242,808
Brookline Bancorp, Inc.	4,667	74,905
Bryn Mawr Bank Corp.	1,444	66,915
Business First Bancshares, Inc.	2,243	59,843
Byline Bancorp, Inc.	2,571	66,229
Cadence Bank(a)	9,513	276,082
Cambridge Bancorp	637	58,483
Camden National Corp.	1,130	53,788
Capital Bancorp, Inc.	548	13,947
Capital City Bank Group, Inc.	884	23,753
Capstar Financial Holdings, Inc.	2,308	50,707
Carter Bankshares, Inc.(a)	2,657	39,802
Cathay General Bancorp	5,716	241,158

1

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
CBTX, Inc.	2,019	$54,917
Central Pacific Financial Corp.	715	19,655
Century Bancorp, Inc., Class A	196	22,569
CIT Group, Inc.	7,482	370,583
Citizens & Northern Corp.	1,893	48,290
City Holding Co.	956	76,078
Civista Bancshares, Inc.	1,960	47,158
CNB Financial Corp.	1,778	45,641
Coastal Financial Corp.(a)	663	25,227
Columbia Banking System, Inc.	5,428	185,258
Comerica, Inc.	9,917	843,838
Commerce Bancshares, Inc.	8,104	571,413
Community Bank System, Inc.	3,296	236,224
Community Trust Bancorp, Inc.	1,197	52,285
ConnectOne Bancorp, Inc.	3,307	111,545
CrossFirst Bankshares, Inc.(a)	3,186	45,337
Cullen/Frost Bankers, Inc.	4,347	562,936
Customers Bancorp, Inc.(a)	2,029	108,125
CVB Financial Corp.	9,432	188,829
Dime Community Bancshares, Inc.	2,302	82,135
Eagle Bancorp, Inc.	1,944	110,011
East West Bancorp, Inc.	10,537	837,481
Eastern Bankshares, Inc.	13,103	272,149
Enterprise Bancorp, Inc.	520	19,318
Enterprise Financial Services Corp.	2,942	138,333
Equity Bancshares, Inc., Class A	1,042	34,865
Farmers National Banc Corp.	1,941	34,589
FB Financial Corp.	2,840	128,737
Fidelity D&D Bancorp, Inc.	254	12,850
Financial Institutions, Inc.	1,270	40,538
First Bancorp, Inc.	776	23,024
First BanCorp, Puerto Rico	13,150	179,497
First Bancorp/Southern Pines NC	1,695	82,072
First Bancshares, Inc.	1,476	59,409
First Bank/Hamilton	1,239	18,635
First Busey Corp.	3,679	93,778
First Citizens BancShares, Inc., Class A(b)	460	374,394
First Commonwealth Financial Corp.	5,802	88,771
First Community Bancshares, Inc.	1,485	48,144
First Financial Bancorp	5,970	141,967
First Financial Bankshares, Inc.	9,707	492,339
First Financial Corp.	862	36,937
First Foundation, Inc.	2,814	74,881
First Hawaiian, Inc.	10,188	281,087
First Horizon Corp.	40,580	688,643
First Internet Bancorp	691	23,522
First Interstate Bancsystem, Inc., Class A	3,415	141,962
First Merchants Corp.	4,398	182,869
First Mid Bancshares, Inc.	1,751	75,433
First Midwest Bancorp, Inc.	6,932	133,441
First of Long Island Corp.	1,666	33,537
Five Star Bancorp	288	7,897
Flushing Financial Corp.	2,202	52,892
FNB Corp.	25,922	301,991
Fulton Financial Corp.	12,114	195,035
German American Bancorp, Inc.	1,691	66,659
Glacier Bancorp, Inc.	8,264	456,917
Great Southern Bancorp, Inc.	895	50,505
Great Western Bancorp, Inc.	3,300	112,365
Guaranty Bancshares, Inc.	438	16,442
Hancock Whitney Corp.	6,444	318,849
Hanmi Financial Corp.	1,558	34,572
HarborOne Bancorp, Inc.	3,651	52,465

Security	Shares	Value

Banks (continued)
HBT Financial, Inc.	587	$10,584
Heartland Financial USA, Inc.	2,900	145,348
Heritage Commerce Corp.	4,374	52,444
Heritage Financial Corp.	2,200	54,648
Hilltop Holdings, Inc.	4,851	171,919
Home BancShares, Inc.	11,704	278,087
HomeStreet, Inc.	1,307	61,638
HomeTrust Bancshares, Inc.	1,199	36,450
Hope Bancorp, Inc.	6,986	101,926
Horizon Bancorp, Inc.	3,263	62,225
Howard Bancorp, Inc.(a)	1,349	27,938
Independent Bank Corp.	3,678	205,194
Independent Bank Group, Inc.	2,801	202,484
International Bancshares Corp.	4,127	174,985
Investors Bancorp, Inc.	16,203	247,906
Lakeland Bancorp, Inc.	4,121	74,096
Lakeland Financial Corp.	1,965	141,225
Live Oak Bancshares, Inc.	2,392	213,319
Macatawa Bank Corp.	2,222	18,665
Mercantile Bank Corp.	1,818	62,485
Meta Financial Group, Inc.	2,000	110,880
Metrocity Bankshares, Inc.	1,301	30,573
Metropolitan Bank Holding Corp.(a)	626	56,878
Mid Penn Bancorp, Inc.	676	18,941
Midland States Bancorp, Inc.	1,684	43,211
MidWestOne Financial Group, Inc.	1,385	43,420
MVB Financial Corp.	703	30,011
National Bank Holdings Corp., Class A	1,729	74,987
NBT Bancorp, Inc.	2,632	96,568
Nicolet Bankshares, Inc.(a)	651	46,800
Northrim BanCorp, Inc.	905	40,200
OceanFirst Financial Corp.	5,113	113,355
OFG Bancorp	3,086	79,927
Old National Bancorp	10,106	172,610
Old Second Bancorp, Inc.	2,326	31,494
Origin Bancorp, Inc.	1,562	69,665
Orrstown Financial Services, Inc.	845	20,035
Pacific Premier Bancorp, Inc.	5,810	243,962
PacWest Bancorp	8,732	414,508
Park National Corp.	1,201	154,437
Peapack Gladstone Financial Corp.	1,354	45,427
Peoples Bancorp, Inc.	1,979	63,249
Peoples Financial Services Corp.	541	24,767
People’s United Financial, Inc.	31,637	542,258
Pinnacle Financial Partners, Inc.	5,619	542,627
Popular, Inc.	5,947	484,324
Preferred Bank/Los Angeles CA	739	50,673
Primis Financial Corp.	2,009	30,436
Prosperity Bancshares, Inc.	6,721	506,158
QCR Holdings, Inc.	1,415	78,023
RBB Bancorp	1,180	30,291
Red River Bancshares, Inc.	321	16,814
Reliant Bancorp, Inc.	1,591	53,903
Renasant Corp.	3,359	125,660
Republic Bancorp, Inc., Class A	679	36,680
Republic First Bancorp, Inc.(a)	2,161	6,699
S&T Bancorp, Inc.	2,342	71,571
Sandy Spring Bancorp, Inc.	3,634	172,470
Seacoast Banking Corp. of Florida	3,144	114,536
ServisFirst Bancshares, Inc.	3,638	292,168
Sierra Bancorp	947	23,637
Signature Bank	4,362	1,299,091
Silvergate Capital Corp., Class A(a)	1,754	274,711

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Simmons First National Corp., Class A	6,710	$200,562
SmartFinancial, Inc.	1,198	31,136
South Plains Financial, Inc.	568	14,802
South State Corp.	5,045	393,964
Southern First Bancshares, Inc.(a)	999	53,816
Southside Bancshares, Inc.	1,938	80,078
Spirit of Texas Bancshares, Inc.	1,049	25,522
Sterling Bancorp	14,522	369,585
Stock Yards Bancorp, Inc.	1,837	112,516
Summit Financial Group, Inc.	760	19,099
Synovus Financial Corp.	11,015	513,189
Texas Capital Bancshares, Inc.(a)	3,687	223,432
Tompkins Financial Corp.	1,201	98,614
TowneBank	5,525	174,148
Trico Bancshares	2,376	104,140
TriState Capital Holdings, Inc.(a)	1,965	59,048
Triumph Bancorp, Inc.(a)	1,867	218,999
Trustmark Corp.	4,312	137,165
UMB Financial Corp.	3,261	322,252
Umpqua Holdings Corp.	16,779	343,131
United Bankshares, Inc.	9,118	337,275
United Community Banks, Inc.	4,295	149,638
Univest Financial Corp.	1,926	55,276
Valley National Bancorp	30,106	399,206
Veritex Holdings, Inc.	2,924	119,738
Washington Trust Bancorp, Inc.	1,251	68,380
Webster Financial Corp.	6,675	373,533
WesBanco, Inc.	5,028	174,824
West BanCorp., Inc.	1,364	43,239
Westamerica BanCorp	1,623	90,498
Western Alliance Bancorp	7,454	865,335
Wintrust Financial Corp.	4,314	381,789
Zions Bancorp NA	11,916	750,589

		30,575,820

Beverages — 0.2%
Boston Beer Co., Inc., Class A(a)	700	344,736
Celsius Holdings, Inc.(a)	4,031	389,072
Coca-Cola Consolidated, Inc.	334	134,068
Duckhorn Portfolio, Inc.(a)	1,282	24,794
MGP Ingredients, Inc.	939	60,293
National Beverage Corp.	1,672	94,301
NewAge, Inc.(a)(b)	8,493	12,570
Primo Water Corp.	11,974	190,386
Zevia PBC, Class A(a)(b)	1,095	12,253

		1,262,473

Biotechnology — 5.2%
4D Molecular Therapeutics, Inc.(a)	1,586	38,112
89bio, Inc.(a)	687	12,091
ACADIA Pharmaceuticals, Inc.(a)(b)	9,398	168,694
Acceleron Pharma, Inc.(a)	3,901	679,476
Acumen Pharmaceuticals, Inc.(a)	905	12,715
Adagio Therapeutics, Inc.(a)(b)	1,548	45,264
Adicet Bio, Inc.(a)	1,274	10,956
Aduro Biotech, Inc.(a)(c)	658	1,974
Adverum Biotechnologies, Inc.(a)(b)	6,357	14,430
Aeglea BioTherapeutics, Inc.(a)	2,882	21,096
Aerovate Therapeutics, Inc.(a)	826	13,158
Affimed NV(a)(b)	7,715	52,462
Agenus, Inc.(a)	15,317	58,817
Agios Pharmaceuticals, Inc.(a)	4,363	205,061
Akebia Therapeutics, Inc.(a)	12,113	34,764

Security	Shares	Value

Biotechnology (continued)
Akero Therapeutics, Inc.(a)(b)	1,674	$35,974
Akouos, Inc.(a)	1,689	15,742
Albireo Pharma, Inc.(a)	1,045	30,535
Aldeyra Therapeutics, Inc.(a)	3,158	28,738
Alector, Inc.(a)	4,128	89,743
Aligos Therapeutics, Inc.(a)(b)	1,204	19,180
Alkermes PLC(a)	12,008	363,722
Allakos, Inc.(a)	2,575	258,994
Allogene Therapeutics, Inc.(a)	4,862	83,821
Allovir, Inc.(a)(b)	2,010	48,260
Alpine Immune Sciences, Inc.(a)	685	8,665
Altimmune, Inc.(a)	3,083	33,296
ALX Oncology Holdings, Inc.(a)	1,243	69,658
Amicus Therapeutics, Inc.(a)	19,472	204,456
AnaptysBio, Inc.(a)	1,291	42,474
Anavex Life Sciences Corp.(a)(b)	4,493	84,199
Anika Therapeutics, Inc.(a)	967	40,276
Annexon, Inc.(a)	2,783	45,391
Apellis Pharmaceuticals, Inc.(a)	4,709	144,755
Applied Molecular Transport, Inc.(a)	1,610	36,257
Applied Therapeutics, Inc.(a)	1,137	16,680
AquaBounty Technologies, Inc.(a)	3,371	13,450
Arbutus Biopharma Corp.(a)	4,973	20,041
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,660	74,617
Arcus Biosciences, Inc.(a)(b)	3,611	120,752
Arcutis Biotherapeutics, Inc.(a)	1,935	40,983
Ardelyx, Inc.(a)(b)	5,709	6,908
Arena Pharmaceuticals, Inc.(a)	4,419	253,606
Arrowhead Pharmaceuticals, Inc.(a)	7,567	482,926
Atara Biotherapeutics, Inc.(a)	5,794	89,691
Athenex, Inc.(a)	5,603	14,232
Athersys, Inc.(a)(b)	12,315	14,409
Atossa Therapeutics, Inc.(a)	7,637	19,627
Atreca, Inc., Class A(a)(b)	1,780	9,220
Avalo Therapeutics, Inc.(a)	3,381	7,912
Avid Bioservices, Inc.(a)(b)	4,153	127,414
Avidity Biosciences, Inc.(a)	2,888	64,980
Avita Medical, Inc.(a)	1,542	25,397
Avrobio, Inc.(a)	2,591	14,561
Beam Therapeutics, Inc.(a)	3,605	320,016
Beyondspring, Inc.(a)(b)	1,455	20,108
BioAtla, Inc.(a)(b)	1,053	30,779
BioCryst Pharmaceuticals, Inc.(a)(b)	13,123	195,926
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	4,118	586,074
Biomea Fusion, Inc.(a)(b)	510	5,477
Bioxcel Therapeutics, Inc.(a)	1,152	33,569
Black Diamond Therapeutics, Inc.(a)(b)	1,487	11,390
Bluebird Bio, Inc.(a)	5,568	130,347
Blueprint Medicines Corp.(a)	4,269	480,220
Bolt Biotherapeutics, Inc.(a)	1,794	23,483
Bridgebio Pharma, Inc.(a)	7,790	384,670
Brooklyn ImmunoTherapeutics, Inc.(a)	2,034	17,330
C4 Therapeutics, Inc.(a)	2,709	120,334
Cardiff Oncology, Inc.(a)	2,292	13,454
CareDx, Inc.(a)	3,695	188,445
Caribou Biosciences, Inc.(a)	1,472	32,546
Catalyst Pharmaceuticals, Inc.(a)	6,545	38,616
Celcuity, Inc.(a)	487	8,815
Celldex Therapeutics, Inc.(a)	3,297	140,254
CEL-SCI Corp.(a)	2,427	27,182
Century Therapeutics, Inc.(a)(b)	950	21,347
Cerevel Therapeutics Holdings, Inc.(a)	2,835	115,243

3

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
ChemoCentryx, Inc.(a)	4,378	$152,398
Chimerix, Inc.(a)	4,783	25,063
Chinook Therapeutics, Inc.(a)	2,028	21,781
Clene, Inc.(a)(b)	1,381	7,499
Clovis Oncology, Inc.(a)(b)	7,598	32,899
Codiak Biosciences, Inc.(a)	989	14,252
Cogent Biosciences, Inc.(a)	2,368	20,081
Coherus Biosciences, Inc.(a)(b)	4,781	79,986
Contra GTX, Inc.(a)(b)(c)	23	24
Cortexyme, Inc.(a)(b)	1,453	19,180
Crinetics Pharmaceuticals, Inc.(a)	2,990	74,541
Cue Biopharma, Inc.(a)	2,105	25,702
Cullinan Oncology, Inc.(a)(b)	1,953	43,396
Curis, Inc.(a)(b)	5,634	36,621
Cytokinetics, Inc.(a)	5,680	198,289
CytomX Therapeutics, Inc.(a)	4,326	25,653
Day One Biopharmaceuticals, Inc.(a)	882	21,556
Deciphera Pharmaceuticals, Inc.(a)	2,940	98,167
Denali Therapeutics, Inc.(a)	6,656	321,818
DermTech, Inc.(a)	1,686	46,112
Design Therapeutics, Inc.(a)	849	13,312
Dicerna Pharmaceuticals, Inc.(a)	5,367	111,687
Dynavax Technologies Corp.(a)(b)	8,317	166,091
Dyne Therapeutics, Inc.(a)	1,944	28,207
Eagle Pharmaceuticals, Inc.(a)(b)	797	41,739
Editas Medicine, Inc.(a)(b)	5,248	192,707
Eiger Biopharmaceuticals, Inc.(a)	1,994	13,440
Eliem Therapeutics, Inc.(a)(b)	621	10,818
Emergent BioSolutions, Inc.(a)(b)	3,576	170,468
Enanta Pharmaceuticals, Inc.(a)	1,461	125,427
Epizyme, Inc.(a)(b)	6,721	28,228
Erasca, Inc.(a)(b)	1,599	31,628
Evelo Biosciences, Inc.(a)(b)	2,006	17,753
Exagen, Inc.(a)	640	7,437
Exelixis, Inc.(a)	23,112	497,139
Fate Therapeutics, Inc.(a)	6,089	327,588
FibroGen, Inc.(a)	5,888	65,475
Finch Therapeutics Group, Inc.(a)(b)	426	5,708
Flexion Therapeutics, Inc.(a)	3,253	30,090
Foghorn Therapeutics, Inc.(a)	1,197	15,190
Forma Therapeutics Holdings, Inc.(a)	2,270	42,131
Forte Biosciences, Inc.(a)	721	1,954
Fortress Biotech, Inc.(a)	5,243	17,092
Frequency Therapeutics, Inc.(a)(b)	2,077	13,044
G1 Therapeutics, Inc.(a)	2,641	38,268
Gemini Therapeutics, Inc.(a)(b)	1,343	5,103
Generation Bio Co.(a)(b)	3,492	73,192
Geron Corp.(a)(b)	20,565	31,670
Global Blood Therapeutics, Inc.(a)	4,493	164,084
Gossamer Bio, Inc.(a)	5,376	66,770
Graphite Bio, Inc.(a)	1,299	16,549
Greenwich Lifesciences, Inc.(a)	254	8,981
Gritstone bio, Inc.(a)	2,626	28,860
GT Biopharma, Inc.(a)	1,529	9,877
Halozyme Therapeutics, Inc.(a)	10,161	386,829
Harpoon Therapeutics, Inc.(a)	1,324	8,288
Heron Therapeutics, Inc.(a)(b)	7,502	82,597
Homology Medicines, Inc.(a)(b)	2,784	15,952
Hookipa Pharma, Inc.(a)	1,356	6,604
Humanigen, Inc.(a)(b)	2,922	20,980
iBio, Inc.(a)	15,962	12,450
Icosavax, Inc.(a)(b)	1,018	26,631
Ideaya Biosciences, Inc.(a)	2,498	53,557

Security	Shares	Value

Biotechnology (continued)
IGM Biosciences, Inc.(a)	527	$24,727
Imago Biosciences, Inc.(a)	783	20,843
Immuneering Corp., Class A(a)	694	18,807
Immunic, Inc.(a)	960	8,947
ImmunityBio, Inc.(a)	4,810	37,662
ImmunoGen, Inc.(a)	14,550	87,737
Immunovant, Inc.(a)	3,950	31,758
Impel Neuropharma, Inc.(a)(b)	925	9,888
Infinity Pharmaceuticals, Inc.(a)	5,618	14,270
Inhibrx, Inc.(a)	1,961	78,813
Inovio Pharmaceuticals, Inc.(a)(b)	14,607	104,294
Inozyme Pharma, Inc.(a)	861	8,042
Insmed, Inc.(a)	8,563	258,174
Instil Bio, Inc.(a)	1,106	22,529
Intellia Therapeutics, Inc.(a)(b)	5,064	673,411
Intercept Pharmaceuticals, Inc.(a)(b)	1,828	30,820
Invitae Corp.(a)(b)	14,575	386,238
Ionis Pharmaceuticals, Inc.(a)	10,165	323,959
Iovance Biotherapeutics, Inc.(a)	10,992	267,216
Ironwood Pharmaceuticals, Inc.(a)	11,216	143,228
iTeos Therapeutics, Inc.(a)	1,345	35,979
IVERIC bio, Inc.(a)	7,484	132,467
Janux Therapeutics, Inc.(a)(b)	1,026	24,983
Jounce Therapeutics, Inc.(a)	2,105	18,482
Kadmon Holdings, Inc.(a)	12,890	121,811
KalVista Pharmaceuticals, Inc.(a)	1,310	23,554
Karuna Therapeutics, Inc.(a)	1,684	236,400
Karyopharm Therapeutics, Inc.(a)	4,712	25,728
Keros Therapeutics, Inc.(a)	1,016	42,388
Kezar Life Sciences, Inc.(a)	2,048	16,384
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,909	19,835
Kinnate Biopharma, Inc.(a)	2,089	49,656
Kodiak Sciences, Inc.(a)	2,444	286,168
Kronos Bio, Inc.(a)(b)	2,520	41,479
Krystal Biotech, Inc.(a)	1,562	78,241
Kura Oncology, Inc.(a)	4,415	72,494
Kymera Therapeutics, Inc.(a)	2,464	145,080
Lexicon Pharmaceuticals, Inc.(a)	4,408	23,318
Ligand Pharmaceuticals, Inc.(a)(b)	1,179	172,063
Lineage Cell Therapeutics, Inc.(a)	7,737	17,640
Lyell Immunopharma, Inc.(a)	1,799	25,078
MacroGenics, Inc.(a)	4,260	83,198
Madrigal Pharmaceuticals, Inc.(a)	833	64,766
Magenta Therapeutics, Inc.(a)	1,918	12,275
MannKind Corp.(a)	17,334	81,643
MEI Pharma, Inc.(a)	6,633	18,705
MeiraGTx Holdings plc(a)	3,650	78,475
Mersana Therapeutics, Inc.(a)(b)	5,890	50,418
MiMedx Group, Inc.(a)	7,665	52,505
Mirati Therapeutics, Inc.(a)	2,938	555,341
Mirum Pharmaceuticals, Inc.(a)	259	4,113
Molecular Templates, Inc.(a)	2,370	12,371
Monte Rosa Therapeutics, Inc.(a)	902	21,152
Morphic Holding, Inc.(a)	1,603	92,173
Mustang Bio, Inc.(a)	5,153	11,543
Myriad Genetics, Inc.(a)	5,664	174,281
Natera, Inc.(a)	6,119	701,054
Neoleukin Therapeutics, Inc.(a)	2,425	17,775
Neurocrine Biosciences, Inc.(a)	6,885	725,748
NexImmune, Inc.(a)	1,482	16,865
Nkarta, Inc.(a)	956	14,990
Novavax, Inc.(a)(b)	5,431	808,296
Nurix Therapeutics, Inc.(a)	2,176	72,787

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Nuvalent, Inc., Class A(a)(b)	825	$20,155
Ocugen, Inc.(a)(b)	12,884	152,547
Olema Pharmaceuticals, Inc.(a)	1,923	51,921
Omega Therapeutics, Inc.(a)(b)	698	20,507
Oncocyte Corp.(a)	5,168	16,951
Oncorus, Inc.(a)	1,299	13,847
Oncternal Therapeutics, Inc.(a)	2,811	10,316
OPKO Health, Inc.(a)	29,848	113,124
Organogenesis Holdings, Inc.(a)(b)	2,497	27,417
ORIC Pharmaceuticals, Inc.(a)	2,480	36,307
Outlook Therapeutics, Inc.(a)	5,469	11,321
Oyster Point Pharma, Inc.(a)(b)	676	7,963
Passage Bio, Inc.(a)	2,413	21,041
PMV Pharmaceuticals, Inc.(a)	1,879	44,382
Portage Biotech, Inc.(a)	213	4,345
Poseida Therapeutics, Inc.(a)	1,849	11,852
Praxis Precision Medicines, Inc.(a)	2,486	51,709
Precigen, Inc.(a)	6,179	29,845
Precision BioSciences, Inc.(a)	3,366	31,943
Prelude Therapeutics, Inc.(a)(b)	728	12,798
Prometheus Biosciences, Inc.(a)	713	22,716
Protagonist Therapeutics, Inc.(a)	3,207	99,930
Prothena Corp. PLC(a)(b)	2,582	142,914
PTC Therapeutics, Inc.(a)	5,029	190,750
Puma Biotechnology, Inc.(a)	1,922	9,802
Radius Health, Inc.(a)	3,099	66,938
Rallybio Corp.(a)	757	13,512
Rapt Therapeutics, Inc.(a)	1,638	51,728
Recursion Pharmaceuticals, Inc., Class A(a)(b)	2,043	39,123
REGENXBIO, Inc.(a)	3,080	109,155
Relay Therapeutics, Inc.(a)	4,229	140,614
Reneo Pharmaceuticals, Inc.(a)(b)	483	3,168
Replimune Group, Inc.(a)	2,230	65,807
Revolution Medicines, Inc.(a)	4,607	135,584
Rhythm Pharmaceuticals, Inc.(a)(b)	2,876	33,103
Rigel Pharmaceuticals, Inc.(a)	11,686	39,265
Rocket Pharmaceuticals, Inc.(a)(b)	2,883	85,654
Rubius Therapeutics, Inc.(a)(b)	3,907	55,518
Sage Therapeutics, Inc.(a)	3,666	147,960
Sana Biotechnology, Inc.(a)	6,231	129,231
Sangamo Therapeutics, Inc.(a)	9,836	79,868
Sarepta Therapeutics, Inc.(a)	5,660	447,876
Scholar Rock Holding Corp.(a)(b)	1,920	50,496
Selecta Biosciences, Inc.(a)	5,804	20,836
Sensei Biotherapeutics, Inc.(a)	1,868	16,233
Seres Therapeutics, Inc.(a)	4,550	27,664
Sesen Bio, Inc.(a)	11,179	13,527
Shattuck Labs, Inc.(a)	1,722	33,235
Sigilon Therapeutics, Inc.(a)	571	3,078
Silverback Therapeutics, Inc.(a)(b)	1,743	15,042
Solid Biosciences, Inc.(a)	3,813	7,740
Sorrento Therapeutics, Inc.(a)(b)	20,348	139,587
Spectrum Pharmaceuticals, Inc.(a)	17,434	31,904
Spero Therapeutics, Inc.(a)(b)	1,687	29,624
SpringWorks Therapeutics, Inc.(a)	2,152	144,313
Spruce Biosciences, Inc.(a)	432	2,056
SQZ Biotechnologies Co.(a)	1,451	19,429
Stoke Therapeutics, Inc.(a)	1,241	28,332
Summit Therapeutics, Inc.(a)	1,342	6,925
Surface Oncology, Inc.(a)	2,109	15,649
Sutro Biopharma, Inc.(a)	2,833	57,113
Syndax Pharmaceuticals, Inc.(a)	3,196	62,162

Security	Shares	Value

Biotechnology (continued)
Syros Pharmaceuticals, Inc.(a)	3,721	$15,368
Talaris Therapeutics, Inc.(a)	538	9,087
Taysha Gene Therapies, Inc.(a)(b)	1,428	22,334
TCR2 Therapeutics, Inc.(a)	1,899	11,964
Tenaya Therapeutics, Inc.(a)	1,098	28,230
TG Therapeutics, Inc.(a)	9,377	292,750
Tonix Pharmaceuticals Holding Corp.(a)	20,783	11,472
Travere Therapeutics, Inc.(a)	4,678	134,773
Trevena, Inc.(a)	10,354	10,458
Trillium Therapeutics, Inc.(a)	7,495	135,734
Turning Point Therapeutics, Inc.(a)	3,319	138,004
Twist Bioscience Corp.(a)	3,458	410,810
Ultragenyx Pharmaceutical, Inc.(a)	4,721	396,186
United Therapeutics Corp.(a)	3,250	619,970
UroGen Pharma Ltd.(a)(b)	1,219	20,967
Vanda Pharmaceuticals, Inc.(a)	4,585	78,495
Vaxart, Inc.(a)	8,401	56,371
Vaxcyte, Inc.(a)	2,791	65,309
VBI Vaccines, Inc.(a)	12,192	35,357
Vera Therapeutics, Inc.(a)	594	11,494
Veracyte, Inc.(a)	4,976	238,251
Verastem, Inc.(a)	11,517	29,944
Vericel Corp.(a)(b)	3,481	160,196
Verve Therapeutics, Inc.(a)	1,166	54,091
Viking Therapeutics, Inc.(a)(b)	4,523	26,324
Vincerx Pharma, Inc.(a)	1,240	17,323
Vir Biotechnology, Inc.(a)	4,453	168,012
Viracta Therapeutics, Inc.(a)	2,305	13,553
VistaGen Therapeutics, Inc.(a)	12,322	28,217
Vor BioPharma, Inc.(a)	1,706	26,835
Werewolf Therapeutics, Inc.(a)	444	6,958
XBiotech, Inc.	868	12,725
Xencor, Inc.(a)	4,275	169,119
XOMA Corp.(a)	347	8,675
Y-mAbs Therapeutics, Inc.(a)	2,861	70,266
Zentalis Pharmaceuticals, Inc.(a)	2,574	207,053
ZIOPHARM Oncology, Inc.(a)	13,238	19,857

		26,831,899

Building Products — 2.0%
A O Smith Corp.	9,780	714,625
AAON, Inc.	3,044	218,103
Advanced Drainage Systems, Inc.	4,481	505,457
Allegion plc	6,584	844,727
American Woodmark Corp.(a)	1,380	94,861
Apogee Enterprises, Inc.	1,860	77,990
Armstrong World Industries, Inc.	3,535	373,473
AZEK Co., Inc.(a)	8,503	311,975
Builders FirstSource, Inc.(a)	15,010	874,633
Caesarstone Ltd.	1,412	17,622
Carlisle Cos., Inc.	3,690	822,575
Cornerstone Building Brands, Inc.(a)	4,037	57,769
CSW Industrials, Inc.	1,105	153,175
Fortune Brands Home & Security, Inc.	10,107	1,024,850
Gibraltar Industries, Inc.(a)	2,306	150,259
Griffon Corp.	3,070	81,324
Insteel Industries, Inc.	1,302	52,952
JELD-WEN Holding, Inc.(a)	6,580	180,358
Lennox International, Inc.	2,418	723,659
Masonite International Corp.(a)	1,746	209,537
Owens Corning	7,570	707,114
PGT Innovations, Inc.(a)	4,849	103,526
Quanex Building Products Corp.	2,276	47,159

5

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Resideo Technologies, Inc.(a)	10,974	$270,619
Simpson Manufacturing Co., Inc.	3,128	331,849
Trex Co., Inc.(a)(b)	8,499	904,293
UFP Industries, Inc.	4,360	356,779
View, Inc.(a)(b)	6,603	35,260
Zurn Water Solutions Corp.	9,033	327,717

		10,574,240

Capital Markets — 2.6%
Affiliated Managers Group, Inc.	2,981	500,450
Ares Management Corp., Class A	10,071	853,417
Artisan Partners Asset Management, Inc., Class A	4,182	207,176
Assetmark Financial Holdings, Inc.(a)	1,375	35,255
Associated Capital Group, Inc., Class A	121	4,398
B. Riley Financial, Inc.	1,419	101,686
BGC Partners, Inc., Class A	25,493	136,897
Blucora, Inc.(a)	4,734	78,206
Brightsphere Investment Group, Inc.	4,609	138,178
Carlyle Group, Inc.	11,751	659,819
Cboe Global Markets, Inc.	7,833	1,033,486
Cohen & Steers, Inc.	1,881	178,488
Cowen, Inc., Class A	1,928	72,743
Diamond Hill Investment Group, Inc.	337	73,082
Donnelley Financial Solutions, Inc.(a)	2,508	96,107
Evercore, Inc., Class A	2,795	424,393
FactSet Research Systems, Inc.	2,793	1,239,785
Federated Hermes, Inc.	6,874	228,973
Focus Financial Partners, Inc., Class A(a)	4,382	275,453
GAMCO Investors, Inc., Class A	288	7,618
GCM Grosvenor, Inc., Class A	2,745	31,430
Greenhill & Co., Inc.	1,057	16,616
Hamilton Lane, Inc., Class A	2,584	270,054
Houlihan Lokey, Inc.	3,733	418,395
Invesco Ltd.	24,103	612,457
Janus Henderson Group PLC	11,576	538,284
Jefferies Financial Group, Inc.	15,785	678,755
Lazard Ltd., Class A	7,136	349,593
LPL Financial Holdings, Inc.	5,849	959,353
Moelis & Co., Class A	4,564	331,985
Morningstar, Inc.	1,687	534,357
Open Lending Corp., Class A(a)	7,929	249,922
Oppenheimer Holdings, Inc., Class A	680	35,394
Piper Sandler Cos	1,305	214,920
PJT Partners, Inc., Class A	1,875	153,356
Pzena Investment Management, Inc., Class A	1,161	12,632
Sculptor Capital Management, Inc.	1,455	38,558
SEI Investments Co.	7,834	493,855
StepStone Group, Inc., Class A	2,875	135,067
Stifel Financial Corp.	7,537	549,221
StoneX Group, Inc.(a)	1,158	80,029
Value Line, Inc.	72	2,480
Virtu Financial, Inc., Class A	6,928	172,369
Virtus Investment Partners, Inc.	499	159,680
WisdomTree Investments, Inc.	9,844	62,903

		13,447,275

Chemicals — 2.2%
AdvanSix, Inc.(a)	1,834	89,132
American Vanguard Corp.	1,787	27,842
Amyris, Inc.(a)(b)	12,406	183,857
Ashland Global Holdings, Inc.	4,075	391,241
Avient Corp.	6,627	357,063
Axalta Coating Systems Ltd.(a)	14,978	467,164

Security	Shares	Value

Chemicals (continued)
Balchem Corp.	2,305	$352,872
Cabot Corp.	3,951	210,786
CF Industries Holdings, Inc.	15,693	891,362
Chase Corp.	662	63,552
Chemours Co.	11,916	333,886
Danimer Scientific, Inc.(a)	4,712	69,549
Diversey Holdings Ltd.(a)	4,090	71,166
Ecovyst, Inc.	3,315	38,719
Element Solutions, Inc.	16,854	382,754
Ferro Corp.(a)	6,524	137,135
FutureFuel Corp.	1,853	13,082
GCP Applied Technologies, Inc.(a)	3,243	73,324
Hawkins, Inc.	1,158	42,464
HB Fuller Co.	3,746	264,131
Huntsman Corp.	15,561	506,977
Ingevity Corp.(a)	2,892	225,316
Innospec, Inc.	1,870	169,441
Intrepid Potash, Inc.(a)	619	30,152
Koppers Holdings, Inc.(a)	1,316	46,178
Kraton Corp.(a)	2,417	110,336
Kronos Worldwide, Inc.	1,507	19,636
Livent Corp.(a)	11,690	329,892
Marrone Bio Innovations, Inc.(a)	6,604	5,786
Minerals Technologies, Inc.	2,516	178,485
Mosaic Co.	25,385	1,055,254
NewMarket Corp.	513	174,425
Olin Corp.	10,655	607,122
Orion Engineered Carbons SA(a)	4,001	75,219
PureCycle Technologies, Inc.(a)	2,139	28,641
Quaker Chemical Corp.(b)	969	238,219
Rayonier Advanced Materials, Inc.(a)	5,873	42,168
RPM International, Inc.	9,422	821,598
Scotts Miracle-Gro Co.	3,052	453,100
Sensient Technologies Corp.	3,181	304,104
Stepan Co.	1,482	177,870
Tredegar Corp.	1,634	19,706
Trinseo PLC	3,053	171,151
Tronox Holdings PLC, Class A	8,361	194,979
Valhi, Inc.	183	4,238
Valvoline, Inc.	13,098	444,808
Westlake Chemical Corp.	2,442	237,704
Zymergen, Inc.(a)(b)	1,836	19,462

		11,153,048

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	5,024	221,106
ACCO Brands Corp.	6,172	51,042
ADT, Inc.	12,509	104,450
Brady Corp., Class A	3,489	181,742
BrightView Holdings, Inc.(a)	3,342	53,004
Brink’s Co.	3,583	246,797
Casella Waste Systems, Inc., Class A(a)	3,536	306,642
CECO Environmental Corp.(a)	2,022	13,911
Cimpress PLC(a)(b)	1,322	118,081
Clean Harbors, Inc.(a)	3,734	420,224
CoreCivic, Inc.(a)	9,252	79,660
Covanta Holding Corp.	9,080	183,234
Deluxe Corp.	2,891	103,122
Driven Brands Holdings, Inc.(a)	3,734	121,243
Ennis, Inc.	1,912	36,213
Harsco Corp.(a)	5,495	93,964
Healthcare Services Group, Inc.	5,625	107,944
Heritage-Crystal Clean, Inc.(a)	1,789	62,025

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Herman Miller, Inc.	5,368	$208,923
HNI Corp.	3,397	127,048
IAA, Inc.(a)	9,951	593,577
Interface, Inc.	3,907	56,105
KAR Auction Services, Inc.(a)	8,348	122,465
Kimball International, Inc., Class B	4,124	44,828
Matthews International Corp., Class A	2,080	71,490
Montrose Environmental Group, Inc.(a)	1,616	110,777
MSA Safety, Inc.	2,736	418,690
NL Industries, Inc.	244	1,408
Pitney Bowes, Inc.	8,032	55,742
RR Donnelley & Sons Co.(a)	4,555	29,152
SP Plus Corp.(a)	1,600	51,600
Steelcase, Inc., Class A	5,860	69,734
Stericycle, Inc.(a)	6,805	455,391
Team, Inc.(a)	1,914	4,632
Tetra Tech, Inc.	3,852	676,642
UniFirst Corp.	1,101	217,954
US Ecology, Inc.(a)	2,843	91,516
Viad Corp.(a)	1,358	60,254
VSE Corp.	681	37,830

		6,010,162

Communications Equipment — 0.9%
ADTRAN, Inc.	4,222	78,023
Aviat Networks, Inc.(a)	439	12,555
CalAmp Corp.(a)(b)	2,231	21,462
Calix, Inc.(a)	4,056	253,865
Cambium Networks Corp.(a)	746	21,052
Casa Systems, Inc.(a)	2,392	15,141
Ciena Corp.(a)	11,438	620,969
Clearfield, Inc.(a)	706	39,882
CommScope Holding Co., Inc.(a)	15,293	163,788
Comtech Telecommunications Corp.	1,726	37,230
Digi International, Inc.(a)(b)	2,202	47,453
DZS, Inc.(a)	1,296	14,126
EMCORE Corp.(a)	2,359	17,645
Extreme Networks, Inc.(a)	8,192	80,527
F5 Networks, Inc.(a)	4,442	937,928
Harmonic, Inc.(a)	6,056	54,928
Infinera Corp.(a)	14,147	107,376
Inseego Corp.(a)	5,625	34,875
Juniper Networks, Inc.	23,955	707,152
KVH Industries, Inc.(a)	1,018	10,445
Lumentum Holdings, Inc.(a)	5,651	466,660
NETGEAR, Inc.(a)	2,004	57,775
NetScout Systems, Inc.(a)	5,424	146,774
Plantronics, Inc.(a)	3,034	81,190
Ribbon Communications, Inc.(a)	4,753	25,999
ViaSat, Inc.(a)(b)	5,080	303,225
Viavi Solutions, Inc.(a)	17,327	266,836

		4,624,881

Construction & Engineering — 1.1%
AECOM(a)	9,974	681,922
Ameresco, Inc., Class A(a)	2,378	195,305
API Group Corp.(a)	14,857	323,586
Arcosa, Inc.	3,732	193,056
Argan, Inc.	988	40,765
Comfort Systems USA, Inc.	2,748	251,360
Concrete Pumping Holdings, Inc.(a)	1,782	15,325
Construction Partners, Inc., Class A(a)(b)	1,905	67,837
Dycom Industries, Inc.(a)	2,229	177,027

Security	Shares	Value

Construction & Engineering (continued)
EMCOR Group, Inc.	3,837	$466,157
Fluor Corp.(a)	10,169	197,685
Granite Construction, Inc.	3,643	135,228
Great Lakes Dredge & Dock Corp.(a)	4,246	64,624
IES Holdings, Inc.(a)	549	27,368
Infrastructure and Energy Alternatives, Inc.(a)	1,827	20,225
Innovate Corp.(a)	2,755	10,882
MasTec, Inc.(a)	4,060	361,868
Matrix Service Co.(a)	1,644	16,818
MYR Group, Inc.(a)	1,113	113,693
Northwest Pipe Co.(a)	587	13,947
NV5 Global, Inc.(a)	1,079	112,356
Primoris Services Corp.	3,642	98,152
Quanta Services, Inc.	10,135	1,229,173
Sterling Construction Co., Inc.(a)	1,718	41,301
Tutor Perini Corp.(a)	2,825	38,477
Valmont Industries, Inc.	1,547	369,671
WillScot Mobile Mini Holdings Corp.(a)	15,425	536,019

		5,799,827

Construction Materials — 0.2%
Eagle Materials, Inc.	3,089	458,284
Forterra, Inc.(a)	1,997	47,569
Summit Materials, Inc., Class A(a)	8,646	308,230
United States Lime & Minerals, Inc.	103	12,718

		826,801

Consumer Finance — 0.9%
Atlanticus Holdings Corp.(a)(b)	357	27,664
Credit Acceptance Corp.(a)(b)	629	376,274
Curo Group Holdings Corp.	1,527	26,234
Encore Capital Group, Inc.(a)(b)	2,116	114,306
Enova International, Inc.(a)	3,032	98,358
Ezcorp, Inc., Class A(a)	3,073	22,925
FirstCash, Inc.	3,041	269,037
Green Dot Corp., Class A(a)	3,218	136,314
LendingClub Corp.(a)	7,149	328,568
LendingTree, Inc.(a)	819	132,178
Navient Corp.	11,881	234,056
Nelnet, Inc., Class A	1,319	108,989
OneMain Holdings, Inc.	7,786	411,179
Oportun Financial Corp.(a)(b)	1,378	32,011
PRA Group, Inc.(a)(b)	3,145	134,858
PROG Holdings, Inc.(a)	4,911	198,650
Regional Management Corp.	751	38,361
Santander Consumer USA Holdings, Inc.	4,423	184,439
SLM Corp.	22,872	419,701
Upstart Holdings Inc(a)	3,317	1,068,207
World Acceptance Corp.(a)	292	54,134

		4,416,443

Containers & Packaging — 1.3%
AptarGroup, Inc.	4,774	576,604
Ardagh Group SA(a)	1,258	31,136
Avery Dennison Corp.	6,069	1,321,343
Berry Global Group, Inc.(a)	10,008	655,924
Crown Holdings, Inc.	9,293	966,379
Graphic Packaging Holding Co.	20,356	405,695
Greif, Inc., Class A	1,877	121,404
Greif, Inc., Class B	451	29,432
Myers Industries, Inc.	2,482	51,080
O-I Glass, Inc.(a)	12,129	158,283
Packaging Corp. of America	6,891	946,617
Pactiv Evergreen, Inc.	3,150	43,816

7

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Ranpak Holdings Corp.(a)	2,728	$94,007
Sealed Air Corp.	10,821	641,902
Silgan Holdings, Inc.	6,467	259,973
Sonoco Products Co.	7,138	413,647
TriMas Corp.(a)	3,471	115,758
UFP Technologies, Inc.(a)(b)	418	25,870

		6,858,870

Distributors — 0.3%
Funko, Inc., Class A(a)	1,796	29,437
Greenlane Holdings, Inc., Class A(a)	1,307	2,235
Pool Corp.	2,863	1,474,903

		1,506,575

Diversified Consumer Services — 0.9%
2U, Inc.(a)(b)	5,256	155,262
Adtalem Global Education, Inc.(a)	3,897	143,916
American Public Education, Inc.(a)	1,194	29,838
Bright Horizons Family Solutions, Inc.(a)	4,467	741,522
Carriage Services, Inc.	1,301	66,936
Chegg, Inc.(a)	10,507	624,536
Coursera, Inc.(a)(b)	4,169	145,540
European Wax Center, Inc., Class A(a)(b)	872	27,799
frontdoor, Inc.(a)	6,305	235,050
Graham Holdings Co., Class B	262	153,493
Grand Canyon Education, Inc.(a)	3,309	263,727
H&R Block, Inc.	13,056	301,202
Houghton Mifflin Harcourt Co.(a)	9,144	129,753
Laureate Education, Inc., Class A(a)	7,330	126,956
Mister Car Wash, Inc.(a)	2,940	53,920
OneSpaWorld Holdings Ltd.(a)	3,445	37,206
Perdoceo Education Corp.(a)	4,651	49,394
PowerSchool Holdings, Inc., Class A(a)	3,075	71,063
Regis Corp.(a)	1,614	4,358
Service Corp. International	11,983	820,716
StoneMor, Inc.(a)	1,811	4,690
Strategic Education, Inc.	1,880	128,235
Stride, Inc.(a)(b)	2,839	100,785
Terminix Global Holdings, Inc.(a)	9,313	376,990
Vivint Smart Home, Inc.(a)(b)	6,381	57,876
WW International, Inc.(a)(b)	3,589	62,305

		4,913,068

Diversified Financial Services — 0.2%
Alerus Financial Corp.	903	28,354
A-Mark Precious Metals, Inc.	606	45,444
Banco Latinoamericano de Comercio Exterior SA, Class E	2,413	43,772
Cannae Holdings, Inc.(a)	6,083	207,430
Marlin Business Services Corp.	1,119	25,648
Voya Financial, Inc.	8,178	570,579

		921,227

Diversified Telecommunication Services — 0.3%
Anterix, Inc.(a)	797	51,088
ATN International, Inc.	786	32,053
Bandwidth, Inc., Class A(a)	1,640	139,859
Cogent Communications Holdings, Inc.	3,183	243,786
Consolidated Communications Holdings, Inc.(a)	4,694	34,736
EchoStar Corp., Class A(a)(b)	2,906	68,175
Globalstar, Inc.(a)	47,004	77,557
IDT Corp., Class B(a)	1,709	82,664
Iridium Communications, Inc.(a)	8,785	356,232
Liberty Latin America Ltd., Class A(a)	4,067	48,885

Security	Shares	Value

Diversified Telecommunication Services (continued)
Liberty Latin America Ltd., Class C(a)	10,169	$122,333
Ooma, Inc.(a)	1,534	35,435
Radius Global Infrastructure, Inc., Class A(a)	4,341	75,229

		1,368,032

Electric Utilities — 0.7%
ALLETE, Inc.	3,764	231,637
Hawaiian Electric Industries, Inc.	7,681	311,541
IDACORP, Inc.	3,762	392,452
MGE Energy, Inc.	2,618	198,680
NRG Energy, Inc.	17,611	702,503
OGE Energy Corp.	14,936	508,869
Otter Tail Corp.	2,845	176,418
Pinnacle West Capital Corp.	8,391	541,136
PNM Resources, Inc.	6,305	313,674
Portland General Electric Co.	6,760	333,336
Via Renewables, Inc.	861	9,600

		3,719,846

Electrical Equipment — 1.7%
Acuity Brands, Inc.	2,549	523,641
Advent Technologies Holdings, Inc.(a)(b)	1,028	9,859
Allied Motion Technologies, Inc.	645	22,672
American Superconductor Corp.(a)	1,758	32,312
Array Technologies, Inc.(a)(b)	9,491	202,633
Atkore, Inc.(a)	3,357	317,337
AZZ, Inc.	2,075	110,245
Babcock & Wilcox Enterprises, Inc.(a)	3,578	24,438
Beam Global(a)(b)	566	17,829
Blink Charging Co.(a)(b)	2,534	80,581
Bloom Energy Corp., Class A(a)(b)	10,153	317,383
ChargePoint Holdings, Inc.(a)(b)	7,649	189,542
Encore Wire Corp.	1,573	210,876
EnerSys	3,087	247,083
Eos Energy Enterprises, Inc.(a)(b)	3,309	34,910
FTC Solar, Inc.(a)	1,144	10,914
FuelCell Energy, Inc.(a)(b)	23,300	186,167
GrafTech International Ltd.	14,635	156,595
Hubbell, Inc.	3,947	786,913
nVent Electric PLC	12,323	436,850
Plug Power, Inc.(a)(b)	37,636	1,440,330
Powell Industries, Inc.	551	14,249
Preformed Line Products Co.	205	14,227
Regal Rexnord Corp.	4,919	749,311
Romeo Power, Inc.(a)(b)	9,518	41,308
Sensata Technologies Holding PLC(a)	11,119	612,657
Shoals Technologies Group, Inc., Class A(a)(b)	7,434	230,380
Stem, Inc.(a)	3,554	84,265
Sunrun, Inc.(a)	14,886	858,625
Thermon Group Holdings, Inc.(a)	2,055	35,510
TPI Composites, Inc.(a)	2,447	82,293
Vertiv Holdings Co.	20,336	522,228
Vicor Corp.(a)	1,541	233,600

		8,837,763

Electronic Equipment, Instruments & Components — 1.9%
908 Devices, Inc.(a)(b)	1,020	33,558
Advanced Energy Industries, Inc.	2,821	259,024
Aeva Technologies, Inc.(a)	5,846	45,365
Akoustis Technologies, Inc.(a)	3,037	22,838
Arlo Technologies, Inc.(a)	5,525	38,122
Arrow Electronics, Inc.(a)	5,196	601,437
Avnet, Inc.	7,183	273,744
Badger Meter, Inc.	2,223	227,302

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Belden, Inc.	3,129	$188,397
Benchmark Electronics, Inc.	2,367	55,175
Cognex Corp.	12,556	1,099,780
Coherent, Inc.(a)	1,768	449,779
CTS Corp.	2,114	75,301
Daktronics, Inc.(a)	2,403	13,337
ePlus, Inc.(a)	891	98,518
Fabrinet(a)	2,706	259,776
FARO Technologies, Inc.(a)	1,527	112,341
Identiv, Inc.(a)	1,309	25,080
II-VI, Inc.(a)(b)	7,793	471,554
Insight Enterprises, Inc.(a)	2,508	237,508
IPG Photonics Corp.(a)(b)	2,683	426,624
Iteris, Inc.(a)(b)	2,835	15,196
Itron, Inc.(a)	3,441	267,607
Jabil, Inc.	10,470	627,781
Kimball Electronics, Inc.(a)(b)	2,023	58,161
Knowles Corp.(a)	7,480	155,883
Littelfuse, Inc.	1,754	516,641
Luna Innovations, Inc.(a)	2,064	20,103
Methode Electronics, Inc.	2,945	123,896
MicroVision, Inc.(a)(b)	12,291	93,534
Napco Security Technologies, Inc.(a)	950	45,562
National Instruments Corp.	9,673	410,812
nLight, Inc.(a)	3,492	98,195
Novanta, Inc.(a)	2,523	435,369
OSI Systems, Inc.(a)	1,088	101,304
Ouster, Inc.(a)	1,880	11,581
PAR Technology Corp.(a)	1,746	109,684
PC Connection, Inc.	673	30,992
Plexus Corp.(a)(b)	1,940	169,401
Rogers Corp.(a)	1,421	285,792
Sanmina Corp.(a)	4,377	165,232
ScanSource, Inc.(a)	2,054	73,492
SYNNEX Corp.	2,980	312,900
TTM Technologies, Inc.(a)	7,047	93,302
Velodyne Lidar, Inc.(a)(b)	5,357	32,678
Vishay Intertechnology, Inc.	9,777	187,914
Vishay Precision Group, Inc.(a)	1,349	45,987
Vontier Corp.	12,256	414,620

		9,918,179

Energy Equipment & Services — 0.5%
Archrock, Inc.	11,746	96,200
Aspen Aerogels, Inc.(a)(b)	1,584	86,265
Bristow Group, Inc.(a)	1,681	58,163
Cactus, Inc., Class A	4,340	188,790
ChampionX Corp.(a)	14,551	381,673
DMC Global, Inc.(a)	1,199	50,094
Dril-Quip, Inc.(a)	2,359	55,578
Expro Group Holdings NV(a)	1,844	31,625
FTS International, Inc., Class A(a)	539	14,284
Helix Energy Solutions Group, Inc.(a)	9,371	35,422
Helmerich & Payne, Inc.	7,579	235,252
Liberty Oilfield Services, Inc., Class A(a)	7,048	91,060
Nabors Industries Ltd.(a)	625	64,062
National Energy Services Reunited Corp.(a)	2,291	26,805
Newpark Resources, Inc.(a)	5,916	20,114
NexTier Oilfield Solutions, Inc.(a)	11,147	49,716
NOV, Inc.(a)	29,347	411,445
Oceaneering International, Inc.(a)	8,240	112,064
Oil States International, Inc.(a)	4,122	24,979

Security	Shares	Value

Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.	12,933	$110,706
ProPetro Holding Corp.(a)	5,535	53,081
RPC, Inc.(a)(b)	4,756	25,635
Select Energy Services, Inc., Class A(a)	3,726	22,393
Solaris Oilfield Infrastructure, Inc., Class A	2,026	15,377
TETRA Technologies, Inc.(a)	7,821	25,262
Tidewater, Inc.(a)	2,717	32,957
U.S. Silica Holdings, Inc.(a)	6,583	63,723

		2,382,725

Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(a)(b)	37,668	1,332,317
Chicken Soup For The Soul Entertainment, Inc.(a)(b)	734	14,350
Cinemark Holdings, Inc.(a)	7,713	145,004
CuriosityStream, Inc.(a)(b)	1,667	16,620
Eros STX Global Corp.(a)	20,302	16,597
IMAX Corp.(a)(b)	3,856	72,686
Liberty Media Corp.-Liberty Braves, Class A(a)	524	16,019
Liberty Media Corp.-Liberty Braves, Class C(a)	2,493	74,092
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,987	103,622
Liberty Media Corp.-Liberty Formula One, Class C(a)	14,577	813,396
Lions Gate Entertainment Corp., Class A(a)	4,068	52,681
Lions Gate Entertainment Corp., Class B(a)	8,954	101,359
LiveOne, Inc.(a)	3,900	8,931
Madison Square Garden Entertainment Corp.(a)(b)	1,868	131,638
Madison Square Garden Sports Corp.(a)(b)	1,357	257,165
Marcus Corp.(a)	1,514	28,115
Playtika Holding Corp.(a)	7,453	210,771
Skillz, Inc.(a)(b)	21,470	240,035
World Wrestling Entertainment, Inc., Class A	3,324	203,063
Zynga, Inc., Class A(a)	73,893	545,330

		4,383,791

Equity Real Estate Investment Trusts (REITs) — 7.3%
Acadia Realty Trust	5,755	123,042
Agree Realty Corp.	5,037	357,929
Alexander & Baldwin, Inc.	5,679	139,306
Alexander’s, Inc.	134	37,357
American Assets Trust, Inc.	3,981	150,601
American Campus Communities, Inc.	9,907	532,204
American Finance Trust, Inc.	9,666	80,034
American Homes 4 Rent, Class A	20,792	844,155
Americold Realty Trust	18,816	554,508
Apartment Income REIT Corp.	11,496	616,301
Apartment Investment and Management Co., Class A(a)	11,941	90,513
Apple Hospitality REIT, Inc.	15,187	238,588
Armada Hoffler Properties, Inc.	3,840	52,646
Ashford Hospitality Trust, Inc.(a)	1,130	15,967
Braemar Hotels & Resorts, Inc.(a)	2,829	14,371
Brandywine Realty Trust	11,304	149,778
Brixmor Property Group, Inc.	21,274	498,663
Broadstone Net Lease, Inc.	10,986	292,118
BRT Apartments Corp.	862	17,154
Camden Property Trust	7,103	1,158,499
CareTrust REIT, Inc.	5,738	119,064
Catchmark Timber Trust, Inc., Class A	3,422	29,292
Centerspace	916	92,736
Chatham Lodging Trust(a)	5,191	65,874
City Office REIT, Inc.	2,726	51,712
Clipper Realty, Inc.	722	6,195
Columbia Property Trust, Inc.	8,656	165,936
Community Healthcare Trust, Inc.	2,048	97,976
CorePoint Lodging, Inc.(a)	3,260	56,202

9

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CoreSite Realty Corp.	3,206	$456,727
Corporate Office Properties Trust	8,102	219,726
Cousins Properties, Inc.	11,039	437,255
CTO Realty Growth, Inc.	415	22,248
CubeSmart	14,687	807,932
CyrusOne, Inc.	9,092	745,726
DiamondRock Hospitality Co.(a)	14,771	133,530
DigitalBridge Group, Inc.(a)	35,857	240,242
Diversified Healthcare Trust	15,842	57,665
Douglas Emmett, Inc.	12,008	392,421
Easterly Government Properties, Inc.	6,759	142,142
EastGroup Properties, Inc.	2,914	576,331
Empire State Realty Trust, Inc., Class A	10,844	104,970
EPR Properties	5,369	269,578
Equity Commonwealth(a)	8,466	219,523
Equity LifeStyle Properties, Inc.	12,680	1,071,587
Essential Properties Realty Trust, Inc.	8,472	252,381
Farmland Partners, Inc.	1,772	19,917
Federal Realty Investment Trust	5,651	680,098
First Industrial Realty Trust, Inc.	9,591	558,484
Four Corners Property Trust, Inc.	5,514	159,906
Franklin Street Properties Corp.	6,638	29,871
Gaming and Leisure Properties, Inc.	16,188	784,956
Geo Group, Inc.(a)	7,298	59,698
Getty Realty Corp.	2,609	83,801
Gladstone Commercial Corp.	3,405	74,433
Gladstone Land Corp.	2,642	58,494
Global Medical REIT, Inc.	5,068	84,027
Global Net Lease, Inc.	7,630	122,233
Healthcare Realty Trust, Inc.	10,235	338,369
Healthcare Trust of America, Inc., Class A	15,597	520,784
Hersha Hospitality Trust(a)	2,133	19,048
Highwoods Properties, Inc.	7,363	330,157
Host Hotels & Resorts, Inc.(a)	51,489	866,560
Hudson Pacific Properties, Inc.	10,594	272,796
Independence Realty Trust, Inc.	7,577	179,045
Indus Realty Trust, Inc.	333	23,210
Industrial Logistics Properties Trust	4,415	124,017
Innovative Industrial Properties, Inc.	1,750	460,408
Iron Mountain, Inc.	21,021	959,398
iStar, Inc.	4,724	119,234
JBG SMITH Properties	8,989	259,423
Kilroy Realty Corp.	8,528	574,617
Kimco Realty Corp.	42,594	962,624
Kite Realty Group Trust	16,563	336,229
Lamar Advertising Co., Class A	6,305	713,726
Lexington Realty Trust	19,623	285,907
Life Storage, Inc.	5,741	768,203
LTC Properties, Inc.	3,093	98,543
Macerich Co.	15,286	276,524
Mack-Cali Realty Corp.(a)	7,018	127,657
Medical Properties Trust, Inc.	43,249	922,501
Monmouth Real Estate Investment Corp.	7,849	147,954
National Health Investors, Inc.	2,962	159,296
National Retail Properties, Inc.	12,853	583,012
National Storage Affiliates Trust	5,899	368,452
NETSTREIT Corp.	2,560	62,054
NexPoint Residential Trust, Inc.	1,450	102,689
Office Properties Income Trust	3,225	82,625
Omega Healthcare Investors, Inc.	17,487	513,418
One Liberty Properties, Inc.	1,163	36,355
Outfront Media, Inc.	10,908	271,500

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Paramount Group, Inc.	14,766	$125,216
Park Hotels & Resorts, Inc.(a)	17,072	316,344
Pebblebrook Hotel Trust	9,430	211,798
Phillips Edison & Co., Inc.	1,459	43,974
Physicians Realty Trust	15,946	303,133
Piedmont Office Realty Trust, Inc., Class A	9,445	167,743
Plymouth Industrial REIT, Inc.	2,970	75,913
Postal Realty Trust, Inc., Class A	763	14,825
PotlatchDeltic Corp.	4,983	260,461
Preferred Apartment Communities, Inc.	3,343	42,155
PS Business Parks, Inc.	1,510	268,327
Rayonier, Inc.	10,454	390,248
Regency Centers Corp.	12,275	864,283
Retail Opportunity Investments Corp.	8,849	157,247
Retail Value, Inc.	1,169	7,318
Rexford Industrial Realty, Inc.	10,266	689,875
RLJ Lodging Trust	12,107	174,583
RPT Realty	5,411	71,912
Ryman Hospitality Properties, Inc.(a)	3,947	337,626
Sabra Health Care REIT, Inc.	15,794	223,485
Safehold, Inc.	1,406	105,028
Saul Centers, Inc.	846	39,254
Seritage Growth Properties, Class A(a)	3,366	51,836
Service Properties Trust	11,480	123,640
SITE Centers Corp.	12,688	201,612
SL Green Realty Corp.	4,977	348,738
Spirit Realty Capital, Inc.	8,713	426,327
STAG Industrial, Inc.	11,827	514,829
STORE Capital Corp.	17,964	616,704
Summit Hotel Properties, Inc.(a)	9,510	95,100
Sunstone Hotel Investors, Inc.(a)	15,889	196,070
Tanger Factory Outlet Centers, Inc.	7,387	124,102
Terreno Realty Corp.	5,075	371,135
UMH Properties, Inc.	2,620	62,723
Uniti Group, Inc.	14,793	211,688
Universal Health Realty Income Trust	901	51,330
Urban Edge Properties	8,997	157,717
Urstadt Biddle Properties, Inc., Class A	2,994	58,802
VICI Properties, Inc.	42,995	1,261,903
Vornado Realty Trust	12,985	553,551
Washington Real Estate Investment Trust	6,203	157,246
Whitestone REIT	2,346	21,536
Xenia Hotels & Resorts, Inc.(a)	7,751	137,968

		38,016,263

Food & Staples Retailing — 0.7%
Albertsons Cos., Inc., Class A	11,189	346,299
Andersons, Inc.	2,518	85,763
BJ’s Wholesale Club Holdings, Inc.(a)(b)	10,039	586,679
Casey’s General Stores, Inc.	2,663	510,071
Chefs’ Warehouse, Inc.(a)	2,522	87,942
Grocery Outlet Holding Corp.(a)(b)	6,684	148,318
HF Foods Group, Inc.(a)	2,066	14,586
Ingles Markets, Inc., Class A	1,103	76,317
MedAvail Holdings, Inc.(a)(b)	687	1,745
Natural Grocers by Vitamin Cottage, Inc.	452	5,505
Performance Food Group Co.(a)	11,088	501,510
PriceSmart, Inc.	1,874	134,834
Rite Aid Corp.(a)	3,864	52,512
SpartanNash Co.	2,462	56,971
Sprouts Farmers Market, Inc.(a)	8,705	192,729
United Natural Foods, Inc.(a)	3,987	172,996

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
US Foods Holding Corp.(a)	15,991	$554,408
Village Super Market, Inc., Class A	548	12,204
Weis Markets, Inc.	1,071	60,308

		3,601,697

Food Products — 1.4%
AppHarvest, Inc.(a)(b)	5,368	32,315
B&G Foods, Inc.(b)	4,854	142,902
Beyond Meat, Inc.(a)(b)	4,292	424,822
Bunge Ltd.	10,092	934,923
Calavo Growers, Inc.	1,244	50,009
Cal-Maine Foods, Inc.(b)	2,349	84,705
Darling Ingredients, Inc.(a)	11,887	1,004,689
Flowers Foods, Inc.	13,848	342,738
Fresh Del Monte Produce, Inc.	2,655	88,916
Freshpet, Inc.(a)	2,975	463,832
Hain Celestial Group, Inc.(a)	6,130	275,053
Hostess Brands, Inc.(a)	10,705	202,432
Ingredion, Inc.	4,977	473,960
J&J Snack Foods Corp.	1,016	149,911
John B Sanfilippo & Son, Inc.	855	72,247
Laird Superfood, Inc.(a)(b)	384	6,705
Lamb Weston Holdings, Inc.	10,507	593,120
Lancaster Colony Corp.	1,376	233,920
Landec Corp.(a)	1,554	15,105
Limoneira Co.	1,018	16,420
Mission Produce, Inc.(a)	2,362	44,854
Pilgrim’s Pride Corp.(a)	3,332	93,829
Post Holdings, Inc.(a)	4,432	449,759
Sanderson Farms, Inc.	1,457	276,029
Seaboard Corp.	17	65,450
Seneca Foods Corp., Class A(a)	468	24,163
Simply Good Foods Co.(a)	6,189	245,394
Tattooed Chef, Inc.(a)(b)	3,302	59,337
Tootsie Roll Industries, Inc.	1,118	35,385
TreeHouse Foods, Inc.(a)	3,697	133,610
Utz Brands, Inc.	4,070	63,451
Vital Farms, Inc.(a)(b)	1,638	26,896
Whole Earth Brands, Inc.(a)	2,367	28,712

		7,155,593

Gas Utilities — 0.5%
Brookfield Infrastructure Corp., Class A	4,085	247,714
Chesapeake Utilities Corp.	1,336	175,110
National Fuel Gas Co.	6,613	379,785
New Jersey Resources Corp.	6,949	262,742
Northwest Natural Holding Co.	2,111	95,185
ONE Gas, Inc.	3,888	261,662
South Jersey Industries, Inc.	7,580	172,521
Southwest Gas Holdings, Inc.	4,445	307,816
Spire, Inc.	3,620	227,191
UGI Corp.	15,437	670,120

		2,799,846

Health Care Equipment & Supplies — 2.5%
Accelerate Diagnostics, Inc.(a)(b)	2,013	11,877
Accuray, Inc.(a)	6,238	31,128
Acutus Medical, Inc.(a)	1,127	8,836
Alphatec Holdings, Inc.(a)	5,089	59,694
AngioDynamics, Inc.(a)	3,024	86,486
Apyx Medical Corp.(a)	2,142	30,631
Asensus Surgical, Inc.(a)(b)	15,224	25,729
Aspira Women’s Health, Inc.(a)(b)	4,946	16,569

Security	Shares	Value

Health Care Equipment & Supplies (continued)
AtriCure, Inc.(a)	3,244	$243,495
Atrion Corp.	88	64,064
Avanos Medical, Inc.(a)	3,182	100,360
Axogen, Inc.(a)	2,518	38,248
Axonics, Inc.(a)	3,337	244,769
BioLife Solutions, Inc.(a)(b)	1,695	90,089
Bioventus, Inc., Class A(a)	967	14,602
Butterfly Network, Inc.(a)(b)	13,295	137,204
Cardiovascular Systems, Inc.(a)	3,160	110,853
Cerus Corp.(a)(b)	13,209	87,179
ClearPoint Neuro, Inc.(a)	1,197	20,026
CONMED Corp.	2,159	315,818
CryoLife, Inc.(a)	2,506	51,724
CryoPort, Inc.(a)	3,078	250,980
Cutera, Inc.(a)	1,239	53,277
CVRx, Inc.(a)	807	13,646
CytoSorbents Corp.(a)	2,566	15,114
DarioHealth Corp.(a)	859	14,045
Eargo, Inc.(a)	1,255	11,044
Envista Holdings Corp.(a)	12,018	469,904
Figs, Inc.(a)(b)	2,723	91,520
Glaukos Corp.(a)	3,198	146,181
Globus Medical, Inc., Class A(a)	5,537	427,290
Haemonetics Corp.(a)	3,665	251,822
Heska Corp.(a)	712	159,153
Hill-Rom Holdings, Inc.	4,867	753,898
ICU Medical, Inc.(a)	1,508	353,068
Inari Medical, Inc.(a)	2,435	220,416
Inogen, Inc.(a)	1,653	65,541
Integer Holdings Corp.(a)	2,379	214,158
Integra LifeSciences Holdings Corp.(a)(b)	5,330	354,232
Intersect ENT, Inc.(a)	2,296	61,923
Invacare Corp.(a)	2,936	14,504
iRadimed Corp.(a)	385	14,368
iRhythm Technologies, Inc.(a)(b)	2,096	147,013
Lantheus Holdings, Inc.(a)	5,316	124,341
LeMaitre Vascular, Inc.	1,643	85,452
LivaNova PLC(a)	3,959	303,734
Masimo Corp.(a)	3,664	1,038,891
Meridian Bioscience, Inc.(a)	2,898	54,511
Merit Medical Systems, Inc.(a)	3,699	248,795
Mesa Laboratories, Inc.	377	115,249
Misonix, Inc.(a)	828	21,975
Natus Medical, Inc.(a)	2,584	64,729
Neogen Corp.(a)	7,913	334,799
Neuronetics, Inc.(a)	1,609	8,367
NeuroPace, Inc.(a)	410	6,216
Nevro Corp.(a)	2,551	290,151
NuVasive, Inc.(a)	3,890	207,570
OraSure Technologies, Inc.(a)	4,986	53,201
Ortho Clinical Diagnostics Holdings PLC(a)	7,920	156,578
Orthofix Medical, Inc.(a)	1,696	61,022
OrthoPediatrics Corp.(a)	930	66,188
Outset Medical, Inc.(a)	3,372	179,626
PAVmed, Inc.(a)	4,822	26,183
Penumbra, Inc.(a)	2,463	681,143
Pulmonx Corp.(a)	2,238	87,125
Pulse Biosciences, Inc.(a)(b)	886	18,686
Quidel Corp.(a)	2,662	353,434
Quotient Ltd.(a)	5,519	13,963
Retractable Technologies, Inc.(a)(b)	1,180	11,163
RxSight, Inc.(a)	1,072	12,843

11

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
SeaSpine Holdings Corp.(a)	2,063	$30,862
Senseonics Holdings, Inc.(a)(b)	30,446	106,561
Shockwave Medical, Inc.(a)	2,449	523,351
SI-BONE, Inc.(a)	2,887	65,102
Sientra, Inc.(a)	3,867	22,661
Sight Sciences, Inc.(a)	909	24,516
Silk Road Medical, Inc.(a)	2,491	146,247
Soliton, Inc.(a)	1,325	27,282
STAAR Surgical Co.(a)	3,539	419,230
Stereotaxis, Inc.(a)	3,223	19,016
Surmodics, Inc.(a)	1,066	59,334
Tactile Systems Technology, Inc.(a)	1,405	48,458
Talis Biomedical Corp.(a)	936	5,008
Tandem Diabetes Care, Inc.(a)	4,477	610,349
TransMedics Group, Inc.(a)	1,853	50,828
Treace Medical Concepts, Inc.(a)	689	15,888
Utah Medical Products, Inc.	201	19,463
Vapotherm, Inc.(a)	1,488	34,031
Varex Imaging Corp.(a)	3,059	82,134
ViewRay, Inc.(a)	9,885	72,259
Zynex, Inc.(a)(b)	1,149	14,397

		12,915,390

Health Care Providers & Services — 2.2%
1Life Healthcare, Inc.(a)	8,241	178,500
Acadia Healthcare Co., Inc.(a)	6,454	400,148
Accolade, Inc.(a)	3,663	145,751
AdaptHealth Corp.(a)	5,233	142,599
Addus HomeCare Corp.(a)	1,126	105,281
Agiliti, Inc.(a)	1,666	37,568
Agilon Health, Inc.(a)	5,434	133,133
Alignment Healthcare, Inc.(a)	1,625	32,272
Amedisys, Inc.(a)	2,321	393,038
AMN Healthcare Services, Inc.(a)	3,431	338,640
Apollo Medical Holdings, Inc.(a)(b)	2,866	196,694
Apria, Inc.(a)	1,147	42,932
Aveanna Healthcare Holdings, Inc.(a)	2,434	18,790
Biodesix, Inc.(a)	817	6,160
Brookdale Senior Living, Inc.(a)	14,540	94,510
Castle Biosciences, Inc.(a)	1,462	91,156
Chemed Corp.	1,142	550,729
Community Health Systems, Inc.(a)	9,612	125,917
CorVel Corp.(a)	679	124,406
Covetrus, Inc.(a)	7,328	147,952
Cross Country Healthcare, Inc.(a)	2,424	50,249
Encompass Health Corp.	7,060	448,734
Ensign Group, Inc.	3,750	292,537
Fulgent Genetics, Inc.(a)	1,474	122,224
Guardant Health, Inc.(a)	6,627	773,967
Hanger, Inc.(a)	2,498	46,663
HealthEquity, Inc.(a)	6,105	404,029
Henry Schein, Inc.(a)	10,357	790,757
InfuSystem Holdings, Inc.(a)	1,139	18,942
Innovage Holding Corp.(a)	1,143	7,567
Joint Corp.(a)	980	85,730
LHC Group, Inc.(a)	2,282	307,134
LifeStance Health Group, Inc.(a)(b)	3,410	40,852
Magellan Health, Inc.(a)	1,677	159,030
MEDNAX, Inc.(a)	5,646	153,741
ModivCare, Inc.(a)	879	143,075
Molina Healthcare, Inc.(a)	4,189	1,238,771
National HealthCare Corp.	886	61,967

Security	Shares	Value

Health Care Providers & Services (continued)
National Research Corp.	840	$36,372
Ontrak, Inc.(a)	623	5,358
Option Care Health, Inc.(a)	10,832	296,039
Owens & Minor, Inc.(b)	5,322	190,953
Patterson Cos., Inc.	6,086	190,248
Pennant Group, Inc.(a)	1,696	43,367
PetIQ, Inc.(a)	1,720	43,086
Premier, Inc., Class A	9,138	355,925
Privia Health Group, Inc.(a)	1,259	32,356
Progyny, Inc.(a)(b)	4,560	280,121
R1 RCM, Inc.(a)	8,791	190,765
RadNet, Inc.(a)	3,354	104,276
Select Medical Holdings Corp.	8,003	265,860
Sharps Compliance Corp.(a)	815	6,724
Signify Health, Inc., Class A(a)	4,626	74,340
SOC Telemed, Inc.(a)	2,538	5,584
Surgery Partners, Inc.(a)	2,261	93,017
Tenet Healthcare Corp.(a)	7,891	565,469
Tivity Health, Inc.(a)	2,881	72,083
Triple-S Management Corp.(a)	1,675	59,111
U.S. Physical Therapy, Inc.	1,014	109,370
Viemed Healthcare, Inc.(a)	2,309	13,231

		11,485,800

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.(a)	9,250	127,465
American Well Corp., Class A(a)(b)	13,277	119,493
Castlight Health, Inc., Class B(a)	7,423	13,361
Certara, Inc.(a)	5,987	247,323
Change Healthcare, Inc.(a)	18,669	401,944
Computer Programs & Systems, Inc.(a)	1,293	46,677
Convey Holding Parent, Inc.(a)	1,832	13,557
Evolent Health, Inc., Class A(a)	5,761	168,624
Forian, Inc.(a)	1,131	11,468
Health Catalyst, Inc.(a)	3,751	197,453
HealthStream, Inc.(a)	1,675	44,572
Icad, Inc.(a)	1,423	15,013
Inovalon Holdings, Inc., Class A(a)	5,505	224,549
Inspire Medical Systems, Inc.(a)	1,961	528,646
Multiplan Corp.(a)	16,768	72,270
NantHealth, Inc.(a)	1,522	2,390
NextGen Healthcare, Inc.(a)	5,201	85,608
Omnicell, Inc.(a)	3,179	566,339
OptimizeRx Corp.(a)(b)	1,383	133,736
Phreesia, Inc.(a)	3,563	251,334
Schrodinger, Inc.(a)(b)	3,425	186,936
Simulations Plus, Inc.	1,015	51,258
Tabula Rasa HealthCare, Inc.(a)	1,489	40,426
Vocera Communications, Inc.(a)(b)	2,420	136,924

		3,687,366

Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc.(a)	4,658	56,734
Aramark	17,042	621,692
Bally’s Corp.(a)	2,314	106,004
Biglari Holdings, Inc., Class B(a)	53	8,810
BJ’s Restaurants, Inc.(a)	1,715	57,144
Bloomin’ Brands, Inc.(a)	6,253	135,190
Bluegreen Vacations Holding Corp.(a)	727	18,618
Boyd Gaming Corp.(a)	6,141	391,673
Brinker International, Inc.(a)	3,452	144,846
Carrols Restaurant Group, Inc.	2,399	8,804
Century Casinos, Inc.(a)	1,954	28,919

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc.(a)	3,244	$131,836
Choice Hotels International, Inc.	2,623	368,846
Churchill Downs, Inc.	2,670	614,100
Chuy’s Holdings, Inc.(a)	1,332	38,841
Cracker Barrel Old Country Store, Inc.	1,664	221,595
Dave & Buster’s Entertainment, Inc.(a)	3,326	123,494
Del Taco Restaurants, Inc.	2,872	23,953
Denny’s Corp.(a)	5,418	86,146
Dine Brands Global, Inc.(a)	1,243	105,046
Drive Shack, Inc.(a)	5,256	13,666
El Pollo Loco Holdings, Inc.(a)	1,165	17,126
Esports Technologies, Inc.(a)(b)	868	24,391
Everi Holdings, Inc.(a)	6,114	146,736
F45 Training Holdings, Inc.(a)	1,774	24,357
Fiesta Restaurant Group, Inc.(a)	1,171	12,342
Full House Resorts, Inc.(a)	2,082	20,716
GAN Ltd.(a)	2,857	40,798
Golden Entertainment, Inc.(a)	1,237	64,287
Golden Nugget Online Gaming, Inc.(a)	2,959	49,918
Hall of Fame Resort & Entertainment Co.(a)	3,525	8,108
Hilton Grand Vacations, Inc.(a)	6,142	308,820
Hyatt Hotels Corp., Class A(a)	3,564	303,653
International Game Technology PLC(a)	7,128	210,205
Jack in the Box, Inc.	1,561	154,461
Krispy Kreme, Inc.	2,024	25,806
Kura Sushi USA, Inc., Class A(a)	244	10,390
Lindblad Expeditions Holdings, Inc.(a)	1,903	28,450
Marriott Vacations Worldwide Corp.	3,080	484,238
Monarch Casino & Resort, Inc.(a)(b)	1,220	88,108
Nathan’s Famous, Inc.	139	8,688
NEOGAMES SA(a)	376	13,968
Noodles & Co.(a)	3,368	40,921
Norwegian Cruise Line Holdings Ltd.(a)(b)	27,289	701,873
ONE Group Hospitality, Inc.(a)	1,228	16,234
Papa John’s International, Inc.	2,414	299,529
Penn National Gaming, Inc.(a)(b)	11,468	821,109
Planet Fitness, Inc., Class A(a)	5,989	476,425
PlayAGS, Inc.(a)	1,936	17,076
RCI Hospitality Holdings, Inc.	587	39,799
Red Robin Gourmet Burgers, Inc.(a)	1,082	21,499
Red Rock Resorts, Inc., Class A(a)	4,515	245,661
Rush Street Interactive, Inc.(a)	3,742	75,326
Ruth’s Hospitality Group, Inc.(a)	2,288	44,250
Scientific Games Corp., Class A(a)	6,911	553,226
SeaWorld Entertainment, Inc.(a)	3,796	241,046
Shake Shack, Inc., Class A(a)	2,700	186,759
Six Flags Entertainment Corp.(a)	5,507	226,503
Target Hospitality Corp.(a)	1,352	5,597
Texas Roadhouse, Inc.	5,187	460,657
Travel + Leisure Co.	6,354	345,276
Vail Resorts, Inc.	2,936	1,012,069
Wendy’s Co.	12,709	283,411
Wingstop, Inc.	2,151	370,983
Wyndham Hotels & Resorts, Inc.	6,635	560,458
Xponential Fitness, Inc., Class A(a)	1,185	20,027

		12,417,237

Household Durables — 1.6%
Aterian, Inc.(a)	1,701	10,869
Bassett Furniture Industries, Inc.	589	9,948
Beazer Homes USA, Inc.(a)	1,948	35,278

Security	Shares	Value

Household Durables (continued)
Casper Sleep, Inc.(a)(b)	2,035	$7,407
Cavco Industries, Inc.(a)	644	154,805
Century Communities, Inc.	2,335	156,585
Ethan Allen Interiors, Inc.	1,559	36,184
Flexsteel Industries, Inc.	414	11,592
GoPro, Inc., Class A(a)	9,091	78,274
Green Brick Partners, Inc.(a)	2,031	52,908
Hamilton Beach Brands Holding Co., Class A	434	6,510
Helen of Troy Ltd.(a)(b)	1,779	400,186
Hooker Furniture Corp.	737	18,580
Hovnanian Enterprises, Inc., Class A(a)	506	42,636
Installed Building Products, Inc.	1,672	212,428
iRobot Corp.(a)	2,141	178,602
KB Home	6,083	244,232
La-Z-Boy, Inc.	3,559	118,301
Legacy Housing Corp.(a)	600	10,650
Leggett & Platt, Inc.	9,625	450,931
LGI Homes, Inc.(a)	1,635	244,105
Lifetime Brands, Inc.	937	15,892
Lovesac Co.(a)(b)	903	70,443
M/I Homes, Inc.(a)	1,873	107,248
MDC Holdings, Inc.	4,235	207,430
Meritage Homes Corp.(a)	2,742	298,083
Mohawk Industries, Inc.(a)	4,112	728,688
Newell Brands, Inc.	28,335	648,588
PulteGroup, Inc.	18,907	909,049
Purple Innovation, Inc.(a)	4,278	82,565
Skyline Champion Corp.(a)	3,755	237,767
Snap One Holdings Corp.(a)	1,129	16,483
Sonos, Inc.(a)	8,665	282,652
Taylor Morrison Home Corp.(a)	9,051	276,327
Tempur Sealy International, Inc.	13,452	598,210
Toll Brothers, Inc.	8,039	483,707
TopBuild Corp.(a)	2,449	629,320
Traeger, Inc.(a)	1,703	32,170
Tri Pointe Homes, Inc.(a)	8,644	209,098
Tupperware Brands Corp.(a)(b)	4,052	90,116
Universal Electronics, Inc.(a)	894	36,815
VOXX International Corp.(a)	1,092	12,351
Vuzix Corp.(a)(b)	4,194	44,834
Weber, Inc.(a)(b)	1,197	19,942

		8,518,789

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	1,229	63,392
Central Garden & Pet Co., Class A(a)	2,682	123,908
Energizer Holdings, Inc.	5,182	188,988
Oil-Dri Corp. of America	264	9,192
Reynolds Consumer Products Inc.	3,903	105,303
Spectrum Brands Holdings, Inc.	3,037	284,719
WD-40 Co.	961	218,147

		993,649

Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Corp., Class A	9,670	400,435
Clearway Energy, Inc., Class A	2,950	97,320
Clearway Energy, Inc., Class C	5,931	210,432
Ormat Technologies, Inc.	3,287	237,749
Sunnova Energy International, Inc.(a)	6,245	278,277
Vistra Corp.	35,361	692,722

		1,916,935

13

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.0%
Raven Industries, Inc.(a)	2,684	$155,189

Insurance — 3.0%
Alleghany Corp.(a)	1,015	661,151
Ambac Financial Group, Inc.(a)	3,051	51,592
American Equity Investment Life Holding Co.	5,796	184,718
American Financial Group, Inc.	5,023	683,329
American National Group, Inc.	527	99,977
AMERISAFE, Inc.	1,320	78,263
Argo Group International Holdings Ltd.	2,546	140,285
Assurant, Inc.	4,242	684,277
Assured Guaranty Ltd.	5,152	286,348
Athene Holding Ltd., Class A(a)	8,557	744,545
Axis Capital Holdings Ltd.	5,970	310,858
Bright Health Group, Inc.(a)	3,769	32,979
Brighthouse Financial, Inc.(a)	6,204	311,627
Brown & Brown, Inc.	17,253	1,088,837
BRP Group, Inc., Class A(a)	3,456	126,144
Citizens, Inc.(a)	3,245	20,898
CNO Financial Group, Inc.	9,138	220,591
Crawford & Co., Class A	1,123	9,703
Donegal Group, Inc., Class A	1,267	18,055
eHealth, Inc.(a)	1,827	81,027
Employers Holdings, Inc.	1,304	50,334
Enstar Group Ltd.(a)	892	205,856
Erie Indemnity Co., Class A	1,812	372,928
Everest Re Group Ltd.	2,949	771,163
First American Financial Corp.	7,917	579,049
Genworth Financial, Inc., Class A(a)	33,748	138,704
Globe Life, Inc.	7,432	661,597
GoHealth, Inc., Class A(a)(b)	3,145	16,983
Goosehead Insurance, Inc., Class A	1,310	189,033
Greenlight Capital Re Ltd., Class A(a)	2,446	18,174
Hanover Insurance Group, Inc.	2,725	343,350
HCI Group, Inc.	491	65,799
Heritage Insurance Holdings, Inc.	1,645	10,758
Horace Mann Educators Corp.	2,534	99,282
Independence Holding Co.	253	12,410
Investors Title Co.	73	14,147
James River Group Holdings Ltd.	2,003	63,996
Kemper Corp.	4,499	285,596
Kinsale Capital Group, Inc.	1,633	305,616
Lemonade, Inc.(a)	2,883	179,207
Maiden Holdings Ltd.(a)(b)	8,828	28,779
MBIA, Inc.(a)	4,172	64,833
Mercury General Corp.	2,120	115,519
MetroMile, Inc.(a)(b)	2,375	7,291
National Western Life Group, Inc., Class A	157	33,757
NI Holdings, Inc.(a)	788	15,665
Old Republic International Corp.	20,726	535,353
Palomar Holdings, Inc.(a)(b)	1,854	169,548
Primerica, Inc.	2,930	492,943
ProAssurance Corp.	2,856	65,431
Reinsurance Group of America, Inc.	5,064	597,957
RenaissanceRe Holdings Ltd.	3,478	493,180
RLI Corp.	2,909	315,074
Safety Insurance Group, Inc.	854	66,962
Selective Insurance Group, Inc.	4,323	338,793
Selectquote, Inc.(a)	10,164	135,080
SiriusPoint Ltd.(a)	8,526	80,144
State Auto Financial Corp.	1,312	67,319
Stewart Information Services Corp.	1,624	115,580

Security	Shares	Value

Insurance (continued)
Tiptree, Inc.	1,526	$23,821
Trean Insurance Group, Inc.(a)	1,099	10,331
Trupanion, Inc.(a)	2,698	276,275
United Fire Group, Inc.	1,513	30,911
United Insurance Holdings Corp.	1,333	5,092
Universal Insurance Holdings, Inc.	1,866	27,561
Unum Group	15,576	396,721
W.R. Berkley Corp.	10,083	802,607
White Mountains Insurance Group Ltd.	217	228,933

		15,760,646

Interactive Media & Services(a) — 0.4%
Cargurus, Inc.	6,980	234,109
Cars.com, Inc.	5,642	73,459
Eventbrite, Inc., Class A	5,198	105,208
EverQuote, Inc., Class A	1,321	18,217
fuboTV, Inc.	9,493	282,986
j2 Global, Inc.	3,156	404,820
Liberty TripAdvisor Holdings, Inc., Class A	5,186	16,025
MediaAlpha, Inc., Class A	1,382	24,226
Outbrain, Inc.	862	14,602
QuinStreet, Inc.	3,339	46,746
TripAdvisor, Inc.	7,168	236,329
TrueCar, Inc.	6,796	28,475
Vimeo, Inc.(b)	10,895	367,488
Yelp, Inc.	5,279	203,928

		2,056,618

Internet & Direct Marketing Retail — 0.3%
1-800-Flowers.com, Inc., Class A(a)(b)	1,910	61,349
1stdibs.com, Inc.(a)	1,183	20,277
CarParts.com, Inc.(a)	3,447	52,498
Duluth Holdings, Inc., Class B(a)(b)	688	9,859
Groupon, Inc.(a)(b)	1,573	33,379
Lands’ End, Inc.(a)(b)	952	25,019
Liquidity Services, Inc.(a)(b)	1,902	41,996
Overstock.com, Inc.(a)	3,240	308,545
PetMed Express, Inc.	1,344	38,210
Porch Group, Inc.(a)	5,592	117,600
Quotient Technology, Inc.(a)	5,899	37,990
Qurate Retail, Inc., Series A	27,303	285,043
RealReal, Inc.(a)	5,431	70,766
Revolve Group, Inc.(a)	2,589	194,278
Shutterstock, Inc.	1,730	209,589
Stitch Fix, Inc., Class A(a)	4,361	150,891
Xometry, Inc., Class A(a)(b)	614	33,156

		1,690,445

IT Services — 2.6%
Alliance Data Systems Corp.	3,644	310,651
Amdocs Ltd.	9,462	736,522
BigCommerce Holdings, Inc., Series-1(a)(b)	3,717	171,763
Brightcove, Inc.(a)(b)	2,788	27,657
Cantaloupe, Inc.(a)	3,765	47,063
Cass Information Systems, Inc.	1,444	59,190
Concentrix Corp.	3,108	552,229
Conduent, Inc.(a)	11,777	79,495
CSG Systems International, Inc.	2,107	105,455
DigitalOcean Holdings, Inc.(a)	3,555	346,932
DXC Technology Co.(a)	18,672	608,147
Euronet Worldwide, Inc.(a)	3,678	412,635
EVERTEC, Inc.	4,446	201,004
Evo Payments, Inc., Class A(a)	3,092	67,035
ExlService Holdings, Inc.(a)	2,348	287,935

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Fastly, Inc., Class A(a)(b)	7,707	$390,051
Flywire Corp.(a)(b)	873	41,415
Genpact Ltd.	13,448	663,659
Globant SA(a)	2,970	947,994
GreenBox POS(a)	1,122	9,111
GreenSky, Inc., Class A(a)	6,207	75,974
Grid Dynamics Holdings, Inc.(a)	3,137	90,189
Hackett Group, Inc.	2,089	44,161
I3 Verticals, Inc., Class A(a)	1,419	31,771
IBEX Holdings Ltd.(a)	349	5,671
International Money Express, Inc.(a)	2,133	35,706
Jack Henry & Associates, Inc.	5,438	905,318
Limelight Networks, Inc.(a)	8,726	26,003
LiveRamp Holdings, Inc.(a)	4,766	255,029
Maximus, Inc.	4,387	371,009
MoneyGram International, Inc.(a)	6,772	40,429
MongoDB, Inc.(a)	4,553	2,373,433
Paya Holdings, Inc.(a)(b)	5,252	47,846
Paysafe Ltd.(a)(b)	30,252	235,966
Perficient, Inc.(a)	2,392	295,651
Priority Technology Holdings, Inc.(a)	789	4,166
Rackspace Technology, Inc.(a)(b)	3,856	51,246
Repay Holdings Corp.(a)	6,248	131,271
Sabre Corp.(a)	23,708	246,089
Shift4 Payments, Inc., Class A(a)(b)	3,195	201,700
SolarWinds Corp.	2,427	39,075
StarTek, Inc.(a)	1,271	6,991
Switch, Inc., Class A	8,124	205,375
TTEC Holdings, Inc.	1,314	124,028
Tucows, Inc., Class A(a)	596	49,051
Unisys Corp.(a)	5,071	129,665
Verra Mobility Corp.(a)(b)	9,731	144,797
Western Union Co.	29,955	545,780
WEX, Inc.(a)	3,226	482,932

		13,262,265

Leisure Products — 0.6%
Acushnet Holdings Corp.	2,621	133,514
American Outdoor Brands, Inc.(a)	950	21,641
AMMO, Inc.(a)	6,541	39,508
Brunswick Corp.	5,649	525,865
Callaway Golf Co.(a)	8,374	226,517
Clarus Corp.	1,641	45,259
Escalade, Inc.	723	13,527
Genius Brands International, Inc.(a)(b)	18,186	25,279
Hayward Holdings, Inc.(a)	3,272	75,878
Johnson Outdoors, Inc., Class A	318	33,765
Latham Group, Inc.(a)	2,268	34,927
Malibu Boats, Inc., Class A(a)	1,466	103,514
Marine Products Corp.	440	5,575
MasterCraft Boat Holdings, Inc.(a)	1,162	31,118
Mattel, Inc.(a)	25,907	565,032
Nautilus, Inc.(a)	2,277	23,294
Polaris, Inc.	4,218	484,859
Smith & Wesson Brands, Inc.	3,557	76,476
Sturm Ruger & Co., Inc.	1,338	105,541
Vista Outdoor, Inc.(a)(b)	4,306	180,163
YETI Holdings, Inc.(a)	6,368	626,165

		3,377,417

Life Sciences Tools & Services — 2.8%
10X Genomics, Inc., Class A(a)	6,157	992,939
Absci Corp.(a)	1,187	17,413

Security	Shares	Value

Life Sciences Tools & Services (continued)
Adaptive Biotechnologies Corp.(a)	8,242	$275,365
Akoya Biosciences, Inc.(a)	436	5,777
Alpha Teknova, Inc.(a)(b)	583	13,403
Avantor, Inc.(a)	42,497	1,716,029
Berkeley Lights, Inc.(a)	3,806	88,490
Bionano Genomics, Inc.(a)(b)	19,810	100,635
Bio-Techne Corp.	2,841	1,487,690
Bruker Corp.	7,574	608,192
Charles River Laboratories International, Inc.(a)	3,656	1,640,374
ChromaDex Corp.(a)	3,250	20,118
Codex DNA, Inc.(a)	1,306	12,067
Codexis, Inc.(a)	4,539	157,821
Cytek Biosciences, Inc.(a)	1,248	28,467
Fluidigm Corp.(a)(b)	5,035	25,930
Harvard Bioscience, Inc.(a)(b)	2,780	20,933
Inotiv, Inc.(a)	824	39,873
Maravai LifeSciences Holdings, Inc., Class A(a)	7,709	326,014
MaxCyte, Inc.(a)	1,452	16,321
Medpace Holdings, Inc.(a)	2,110	478,021
NanoString Technologies, Inc.(a)	3,418	165,089
NeoGenomics, Inc.(a)	8,217	377,982
Pacific Biosciences of California, Inc.(a)	14,563	385,628
PerkinElmer, Inc.	8,223	1,454,567
Personalis, Inc.(a)	2,768	54,308
PPD, Inc.(a)	11,680	550,946
QIAGEN NV(a)	16,687	930,467
Quanterix Corp.(a)	2,418	122,375
Rapid Micro Biosystems, Inc., Class A(a)	721	14,701
Repligen Corp.(a)	4,011	1,165,196
Seer, Inc.(a)	3,034	112,015
Singular Genomics Systems, Inc.(a)	1,015	14,058
Sotera Health Co.(a)	7,212	178,136
Syneos Health, Inc.(a)	7,570	706,584

		14,303,924

Machinery — 3.6%
AGCO Corp.	4,478	547,256
AgEagle Aerial Systems, Inc.(a)(b)	4,305	12,355
Alamo Group, Inc.	817	123,530
Albany International Corp., Class A	2,244	180,979
Allison Transmission Holdings, Inc.	7,802	260,275
Altra Industrial Motion Corp.	4,761	248,286
Astec Industries, Inc.	1,500	80,070
Barnes Group, Inc.	3,647	152,955
Blue Bird Corp.(a)	1,008	19,767
Chart Industries, Inc.(a)(b)	2,632	467,233
CIRCOR International, Inc.(a)	1,226	34,990
Colfax Corp.(a)	8,483	437,892
Columbus McKinnon Corp.	2,230	105,412
Commercial Vehicle Group, Inc.(a)	2,049	20,572
Crane Co.	3,610	372,841
Desktop Metal, Inc., Class A(a)(b)	11,169	78,071
Donaldson Co., Inc.	9,003	540,270
Douglas Dynamics, Inc.	2,113	89,380
Energy Recovery, Inc.(a)	3,186	64,740
Enerpac Tool Group Corp.	4,943	103,259
EnPro Industries, Inc.	1,592	142,739
ESCO Technologies, Inc.	1,970	166,583
Evoqua Water Technologies Corp.(a)	8,528	356,726
ExOne Co.(a)	1,110	25,552
Federal Signal Corp.	3,993	170,940
Flowserve Corp.	9,356	314,549
Franklin Electric Co., Inc.	3,114	268,987

15

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Gates Industrial Corp. PLC(a)	6,660	$109,490
Gorman-Rupp Co.	2,064	87,761
Graco, Inc.	12,199	917,121
Greenbrier Cos., Inc.	2,614	107,226
Helios Technologies, Inc.	2,424	220,705
Hillenbrand, Inc.	5,592	254,212
Hydrofarm Holdings Group, Inc.(a)(b)	2,829	93,272
Hyliion Holdings Corp.(a)(b)	8,135	65,812
Hyster-Yale Materials Handling, Inc.	629	30,217
Ideanomics, Inc.(a)(b)	29,009	57,438
ITT, Inc.	6,317	594,240
John Bean Technologies Corp.	2,325	343,519
Kadant, Inc.	879	195,244
Kennametal, Inc.	6,210	246,848
Lincoln Electric Holdings, Inc.	4,035	574,584
Lindsay Corp.	855	124,548
Luxfer Holdings PLC	2,917	58,661
Manitowoc Co., Inc.(a)	2,274	48,732
Mayville Engineering Co., Inc.(a)	562	9,981
Meritor, Inc.(a)	5,064	123,258
Middleby Corp.(a)	4,054	739,612
Miller Industries, Inc.	1,406	50,813
Mueller Industries, Inc.	4,421	232,721
Mueller Water Products, Inc., Class A	12,094	198,463
Nikola Corp.(a)(b)	16,052	189,414
NN, Inc.(a)	2,833	14,137
Nordson Corp.	4,243	1,078,613
Omega Flex, Inc.	189	27,360
Oshkosh Corp.	5,043	539,601
Park-Ohio Holdings Corp.	471	10,984
Pentair PLC	12,078	893,410
Proto Labs, Inc.(a)	2,158	129,070
RBC Bearings, Inc.(a)	1,996	466,924
REV Group, Inc.	1,889	28,543
Shyft Group, Inc.	2,671	110,072
Snap-on, Inc.	3,906	793,816
SPX Corp.(a)	3,179	184,668
SPX FLOW, Inc.	3,099	231,526
Standex International Corp.	1,014	112,828
Tennant Co.	1,470	116,806
Terex Corp.	4,918	220,326
Timken Co.	4,642	329,350
Titan International, Inc.(a)	3,257	23,516
Toro Co.	7,717	736,742
Trinity Industries, Inc.	5,919	166,028
Wabash National Corp.	4,105	63,751
Watts Water Technologies, Inc., Class A	2,013	382,510
Welbilt, Inc.(a)	9,486	224,439
Woodward, Inc.	4,217	476,310

		18,421,431

Marine — 0.1%
Costamare, Inc.	3,575	47,941
Eagle Bulk Shipping, Inc.(a)	832	35,818
Genco Shipping & Trading Ltd.	2,115	36,314
Kirby Corp.(a)	4,575	239,776
Matson, Inc.	3,082	256,669
Safe Bulkers, Inc.(a)	6,688	29,828

		646,346

Media — 1.2%
Advantage Solutions, Inc.(a)	5,443	46,483
AMC Networks, Inc., Class A(a)(b)	2,260	89,925

Security	Shares	Value

Media (continued)
Boston Omaha Corp., Class A(a)	1,511	$53,565
Cable One, Inc.	391	669,083
Cardlytics, Inc.(a)	2,353	185,087
Clear Channel Outdoor Holdings, Inc.(a)	25,446	73,793
ComScore, Inc.(a)	4,020	15,718
Daily Journal Corp.(a)	71	24,369
Emerald Holding, Inc.(a)	1,872	7,582
Entercom Communications Corp.(a)	7,924	25,594
Entravision Communications Corp., Class A	3,973	31,665
EW Scripps Co., Class A	4,936	91,810
Fluent, Inc.(a)	2,731	6,500
Gannett Co., Inc.(a)	11,852	68,742
Gray Television, Inc.	6,837	160,259
Hemisphere Media Group, Inc.(a)	733	8,100
iHeartMedia, Inc., Class A(a)	8,204	158,993
Integral Ad Science Holding Corp.(a)	1,239	30,442
Interpublic Group of Cos., Inc.	28,761	1,051,790
John Wiley & Sons, Inc., Class A	3,098	167,819
Loral Space & Communications, Inc.	847	42,198
Magnite, Inc.(a)(b)	9,366	253,163
Meredith Corp.(a)	2,732	159,112
National CineMedia, Inc.	4,140	13,165
New York Times Co., Class A	12,155	663,541
News Corp., Class A	27,783	636,231
News Corp., Class B	9,335	210,598
Nexstar Media Group, Inc., Class A	2,898	434,497
Scholastic Corp.	1,950	70,570
Sinclair Broadcast Group, Inc., Class A	3,646	95,270
Stagwell, Inc.(a)	4,466	38,765
TechTarget, Inc.(a)	1,933	182,301
TEGNA, Inc.	15,794	310,510
Thryv Holdings, Inc.(a)	389	12,320
WideOpenWest, Inc.(a)	4,241	80,791

		6,170,351

Metals & Mining — 1.3%
Alcoa Corp.	13,846	636,224
Allegheny Technologies, Inc.(a)	9,798	157,748
Arconic Corp.(a)	7,970	234,477
Carpenter Technology Corp.	3,253	100,453
Century Aluminum Co.(a)	4,396	58,071
Cleveland-Cliffs, Inc.(a)	33,726	813,134
Coeur Mining, Inc.(a)	18,859	119,377
Commercial Metals Co.	8,613	277,166
Compass Minerals International, Inc.	2,561	168,001
Constellium SE(a)	8,843	162,800
Ferroglobe PLC(a)(c)	897	—
Gatos Silver, Inc.(a)	3,456	41,818
Haynes International, Inc.	1,367	54,858
Hecla Mining Co.	38,579	222,987
Kaiser Aluminum Corp.	1,144	111,128
Materion Corp.	1,421	102,568
MP Materials Corp.(a)(b)	5,362	181,504
Novagold Resources, Inc.(a)	17,049	124,628
Olympic Steel, Inc.	570	15,373
Perpetua Resources Corp.(a)	1,669	7,944
PolyMet Mining Corp.(a)	1,623	5,437
Reliance Steel & Aluminum Co.	4,674	683,152
Royal Gold, Inc.	4,880	483,217
Ryerson Holding Corp.	1,352	35,639
Schnitzer Steel Industries, Inc., Class A	1,732	93,182
Steel Dynamics, Inc.	14,058	928,953
SunCoke Energy, Inc.	5,464	39,450

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
TimkenSteel Corp.(a)	3,131	$43,677
United States Steel Corp.	20,147	531,679
Warrior Met Coal, Inc.	4,082	97,845
Worthington Industries, Inc.	2,431	132,052

		6,664,542

Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AFC Gamma, Inc.(b)	473	11,097
AGNC Investment Corp.	38,841	618,349
Angel Oak Mortgage, Inc.	836	14,831
Apollo Commercial Real Estate Finance, Inc.	11,088	167,872
Arbor Realty Trust, Inc.	9,787	196,817
Ares Commercial Real Estate Corp.	3,899	60,902
ARMOUR Residential REIT, Inc.	5,283	55,577
Blackstone Mortgage Trust, Inc., Class A	10,923	359,367
BrightSpire Capital, Inc.	6,378	62,568
Broadmark Realty Capital, Inc.	10,781	111,260
Chimera Investment Corp.	17,497	273,128
Dynex Capital, Inc.	1,950	34,125
Ellington Financial, Inc.	3,527	64,121
Franklin BSP Realty Trust, Inc.(a)	1,955	32,081
Granite Point Mortgage Trust, Inc.	3,724	49,902
Great Ajax Corp.	3,029	42,891
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,586	337,394
Invesco Mortgage Capital, Inc.	22,592	70,939
KKR Real Estate Finance Trust, Inc.	2,098	45,548
Ladder Capital Corp.	7,411	88,932
MFA Financial, Inc.	33,334	150,336
New Residential Investment Corp.	32,401	368,075
New York Mortgage Trust, Inc.	26,028	114,263
Orchid Island Capital, Inc.	6,976	34,601
PennyMac Mortgage Investment Trust	6,666	134,320
Ready Capital Corp.	3,850	59,559
Redwood Trust, Inc.	7,787	105,592
Starwood Property Trust, Inc.	20,171	513,755
TPG RE Finance Trust, Inc.	4,065	53,129
Two Harbors Investment Corp.	22,178	142,383

		4,373,714

Multi-line Retail — 0.4%
Big Lots, Inc.	2,616	115,758
Dillard’s, Inc., Class A(b)	437	101,008
Franchise Group, Inc.	2,248	82,726
Kohl’s Corp.	11,680	566,830
Macy’s, Inc.	16,896	447,237
Nordstrom, Inc.(a)	8,538	245,297
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	4,704	318,273

		1,877,129

Multi-Utilities — 0.4%
Avista Corp.	4,449	177,115
Black Hills Corp.	4,653	308,866
MDU Resources Group, Inc.	14,933	458,891
NiSource, Inc.	28,530	703,835
NorthWestern Corp.	3,615	205,549
Unitil Corp.	1,072	44,756

		1,899,012

Oil, Gas & Consumable Fuels — 3.4%
Aemetis, Inc.(a)	1,862	37,054
Alto Ingredients, Inc.(a)(b)	4,729	25,158
Altus Midstream Co., Class A	210	12,982
Antero Midstream Corp.	24,619	261,946

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp.(a)	20,616	$409,640
APA Corp.	27,844	729,791
Arch Resources, Inc.(a)	1,060	96,545
Berry Corp.	4,328	41,592
Brigham Minerals, Inc., Class A	3,477	80,597
California Resources Corp.(a)	5,869	270,737
Callon Petroleum Co.(a)	2,841	146,965
Centennial Resource Development, Inc., Class A(a)	12,719	91,577
Centrus Energy Corp., Class A(a)	592	33,549
Chesapeake Energy Corp.	7,174	457,271
Civitas Resources, Inc.(a)	2,131	119,634
Clean Energy Fuels Corp.(a)(b)	11,557	106,556
CNX Resources Corp.(a)	16,191	236,551
Comstock Resources, Inc.(a)	7,271	71,765
CONSOL Energy, Inc.(a)	2,485	68,362
Contango Oil & Gas Co.(a)(b)	9,571	39,528
Continental Resources, Inc.	4,757	232,189
Coterra Energy, Inc.	58,365	1,244,342
CVR Energy, Inc.	2,176	41,714
Delek US Holdings, Inc.(a)	5,656	110,009
Denbury, Inc.(a)	3,787	320,607
Devon Energy Corp.	49,382	1,979,231
DHT Holdings, Inc.	9,463	61,604
Diamondback Energy, Inc.	13,210	1,415,980
Dorian LPG Ltd.	2,674	32,409
Earthstone Energy, Inc., Class A(a)(b)	1,689	17,143
Energy Fuels, Inc.(a)	11,180	87,651
EQT Corp.(a)	22,296	443,913
Equitrans Midstream Corp.	29,697	306,176
Extraction Oil & Gas, Inc.(a)	1,251	83,354
Falcon Minerals Corp.	2,710	15,935
Frontline Ltd.(a)	9,507	83,757
Gevo, Inc.(a)(b)	13,831	99,998
Golar LNG Ltd.(a)	8,223	107,146
Green Plains, Inc.(a)	2,103	79,809
HollyFrontier Corp.	11,381	384,678
International Seaways, Inc.	3,743	65,690
Kosmos Energy Ltd.(a)	32,009	115,232
Laredo Petroleum, Inc.(a)	882	66,503
Magnolia Oil & Gas Corp., Class A(b)	10,277	214,584
Marathon Oil Corp.	57,509	938,547
Matador Resources Co.	8,075	337,939
Murphy Oil Corp.	10,554	293,718
New Fortress Energy, Inc.	1,927	57,810
Nordic American Tankers Ltd.	10,161	23,878
Northern Oil and Gas, Inc.	4,056	93,937
Oasis Petroleum, Inc.	1,374	165,704
Ovintiv, Inc.	18,989	712,467
Par Pacific Holdings, Inc.(a)	2,965	45,839
PBF Energy, Inc., Class A(a)	6,677	97,551
PDC Energy, Inc.	7,369	385,472
Peabody Energy Corp.(a)	6,432	76,477
Range Resources Corp.(a)	17,304	403,529
Ranger Oil Corp., Class A(a)	964	31,851
Renewable Energy Group, Inc.(a)(b)	3,324	212,736
REX American Resources Corp.(a)	532	46,789
Riley Exploration Permian, Inc.	559	14,830
Scorpio Tankers, Inc.	3,987	63,872
SFL Corp. Ltd.	7,106	56,208
SM Energy Co.	8,774	301,124
Southwestern Energy Co.(a)	49,576	241,931
Talos Energy, Inc.(a)	2,396	31,076

17

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	16,642	$909,818
Teekay Corp.(a)	4,335	15,346
Teekay Tankers Ltd., Class A(a)	1,521	21,111
Tellurian, Inc.(a)	26,994	105,817
Texas Pacific Land Corp.	435	554,046
Uranium Energy Corp.(a)	15,475	57,567
Ur-Energy, Inc.(a)	11,431	19,890
Vine Energy, Inc., Class A(a)	2,190	37,383
W&T Offshore, Inc.(a)	7,179	29,506
Whiting Petroleum Corp.(a)	3,039	197,930
World Fuel Services Corp.	4,838	147,704

		17,676,857

Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	1,143	47,812
Domtar Corp.(a)	3,676	200,673
Glatfelter Corp.	2,972	48,830
Louisiana-Pacific Corp.	7,099	418,344
Neenah, Inc.	1,152	58,222
Schweitzer-Mauduit International, Inc.	2,086	72,676
Verso Corp., Class A	2,082	45,970

		892,527

Personal Products — 0.3%
Beauty Health Co.(a)	6,261	171,990
BellRing Brands, Inc., Class A(a)	3,364	90,223
Coty, Inc., Class A(a)	24,840	210,643
Edgewell Personal Care Co.	3,907	136,706
elf Beauty, Inc.(a)	3,925	126,817
Herbalife Nutrition Ltd.(a)	7,736	358,950
Honest Co., Inc.(a)(b)	1,620	14,823
Inter Parfums, Inc.	1,390	128,408
Medifast, Inc.	835	163,885
Nature’s Sunshine Products, Inc.	728	11,495
Nu Skin Enterprises, Inc., Class A	3,664	147,110
Revlon, Inc., Class A(a)	566	5,864
USANA Health Sciences, Inc.(a)	873	84,733
Veru, Inc.(a)	4,129	33,734

		1,685,381

Pharmaceuticals — 1.3%
9 Meters Biopharma, Inc.(a)	13,360	16,967
Aclaris Therapeutics, Inc.(a)	3,494	60,621
Aerie Pharmaceuticals, Inc.(a)(b)	2,752	29,254
Amneal Pharmaceuticals, Inc.(a)	8,870	48,696
Amphastar Pharmaceuticals, Inc.(a)	2,489	46,495
Ampio Pharmaceuticals, Inc.(a)(b)	12,064	18,820
Angion Biomedica Corp.(a)	1,805	7,527
ANI Pharmaceuticals, Inc.(a)	607	22,690
Antares Pharma, Inc.(a)	10,470	39,158
Arvinas, Inc.(a)	3,195	276,623
Atea Pharmaceuticals, Inc.(a)	4,953	57,653
Athira Pharma, Inc.(a)	2,081	27,199
Axsome Therapeutics, Inc.(a)(b)	2,115	81,427
BioDelivery Sciences International, Inc.(a)	5,187	21,163
Cara Therapeutics, Inc.(a)	3,088	51,971
Cassava Sciences, Inc.(a)(b)	2,729	117,702
Catalent, Inc.(a)	11,904	1,641,085
Citius Pharmaceuticals, Inc.(a)(b)	7,405	13,847
Collegium Pharmaceutical, Inc.(a)	2,561	50,272
Corcept Therapeutics, Inc.(a)	6,854	123,372
CorMedix, Inc.(a)	2,538	12,335
Cymabay Therapeutics, Inc.(a)(b)	4,286	16,715

Security	Shares	Value

Pharmaceuticals (continued)
Cyteir Therapeutics, Inc.(a)(b)	757	$13,558
Durect Corp.(a)	14,203	18,180
Edgewise Therapeutics, Inc.(a)	779	12,854
Endo International PLC(a)	15,974	67,889
Esperion Therapeutics, Inc.(a)(b)	1,834	16,396
Evolus, Inc.(a)	2,114	16,531
EyePoint Pharmaceuticals, Inc.(a)	1,271	14,578
Fulcrum Therapeutics, Inc.(a)	2,047	45,321
Harmony Biosciences Holdings, Inc.(a)	1,568	65,025
Ikena Oncology, Inc.(a)(b)	517	5,558
Innoviva, Inc.(a)	3,200	55,840
Intra-Cellular Therapies, Inc.(a)	5,408	232,923
Jazz Pharmaceuticals PLC(a)	4,390	584,046
Kala Pharmaceuticals, Inc.(a)(b)	3,108	5,408
Kaleido Biosciences, Inc.(a)(b)	1,434	6,166
KemPharm, Inc.(a)(b)	1,865	17,718
Landos Biopharma, Inc.(a)	594	7,995
Marinus Pharmaceuticals, Inc.(a)	2,566	29,509
Mind Medicine MindMed, Inc.(a)	27,336	68,887
Nektar Therapeutics(a)(b)	12,954	196,383
NGM Biopharmaceuticals, Inc.(a)	2,430	44,882
Nuvation Bio, Inc.(a)	5,068	46,474
Ocular Therapeutix, Inc.(a)	5,213	34,614
Omeros Corp.(a)(b)	4,210	26,397
Oramed Pharmaceuticals, Inc.(a)	2,045	47,873
Organon & Co.	18,747	688,952
Pacira BioSciences, Inc.(a)	3,404	177,961
Paratek Pharmaceuticals, Inc.(a)	3,208	16,104
Perrigo Co. PLC	9,991	451,094
Phathom Pharmaceuticals, Inc.(a)	1,310	30,824
Phibro Animal Health Corp., Class A	1,994	43,748
Pliant Therapeutics, Inc.(a)	1,593	25,376
Prestige Consumer Healthcare, Inc.(a)	3,630	217,764
Provention Bio, Inc.(a)	3,626	22,699
Rain Therapeutics, Inc.(a)	454	7,073
Reata Pharmaceuticals, Inc., Class A(a)(b)	2,007	192,692
Relmada Therapeutics, Inc.(a)	1,035	24,291
Revance Therapeutics, Inc.(a)	5,230	71,912
Seelos Therapeutics, Inc.(a)	4,772	10,308
SIGA Technologies, Inc.(a)	3,406	24,557
Supernus Pharmaceuticals, Inc.(a)	3,911	116,743
Tarsus Pharmaceuticals, Inc.(a)	537	14,907
Terns Pharmaceuticals, Inc.(a)	632	6,004
TherapeuticsMD, Inc.(a)	24,042	17,503
Theravance Biopharma, Inc.(a)	4,153	32,269
Verrica Pharmaceuticals, Inc.(a)(b)	1,080	13,597
WaVe Life Sciences Ltd.(a)	2,798	12,843
Zogenix, Inc.(a)	3,741	57,350

		6,739,168

Professional Services — 1.8%
Acacia Research Corp.(a)	3,421	19,602
ASGN, Inc.(a)	3,831	458,417
Atlas Technical Consultants, Inc.(a)	787	8,020
Barrett Business Services, Inc.	524	42,968
Booz Allen Hamilton Holding Corp.	9,802	851,402
CACI International, Inc., Class A(a)	1,661	477,770
CBIZ, Inc.(a)	3,887	142,692
CRA International, Inc.	490	53,812
Dun & Bradstreet Holdings, Inc.(a)	12,326	232,222
Exponent, Inc.	3,807	437,044
First Advantage Corp.(a)	2,045	38,241

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Forrester Research, Inc.(a)	664	$35,358
Franklin Covey Co.(a)(b)	1,083	45,757
FTI Consulting, Inc.(a)	2,444	351,740
Heidrick & Struggles International, Inc.	1,324	62,069
HireQuest, Inc.(b)	276	4,968
Huron Consulting Group, Inc.(a)	1,462	73,334
ICF International, Inc.	1,537	154,453
Insperity, Inc.	2,712	339,000
Jacobs Engineering Group, Inc.	9,435	1,324,863
KBR, Inc.	10,434	442,819
Kelly Services, Inc., Class A	3,471	62,582
Kforce, Inc.	1,661	107,566
Korn Ferry	4,069	314,167
Legalzoom.com, Inc.(a)(b)	1,370	38,415
ManpowerGroup, Inc.	4,062	392,592
ManTech International Corp., Class A	2,053	177,010
Mistras Group, Inc.(a)	1,389	13,640
Nielsen Holdings PLC	26,690	540,472
Resources Connection, Inc.	2,473	43,055
Robert Half International, Inc.	7,982	902,525
Science Applications International Corp.	4,343	389,915
TriNet Group, Inc.(a)	3,025	306,281
TrueBlue, Inc.(a)	2,361	65,754
Upwork, Inc.(a)	8,750	412,300
Willdan Group, Inc.(a)	737	24,638

		9,387,463

Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC(a)	9,843	181,013
eXp World Holdings, Inc.(b)	4,528	233,645
Fathom Holdings, Inc.(a)(b)	364	9,206
Forestar Group, Inc.(a)	1,055	20,646
FRP Holdings, Inc.(a)	420	24,024
Howard Hughes Corp.(a)	3,097	269,842
Jones Lang LaSalle, Inc.(a)	3,716	959,583
Kennedy-Wilson Holdings, Inc.	8,835	197,639
Marcus & Millichap, Inc.(a)	1,911	90,008
Newmark Group, Inc., Class A	11,176	166,299
Opendoor Technologies Inc.(a)	33,219	787,622
Rafael Holdings, Inc., Class B(a)	663	5,012
RE/MAX Holdings, Inc., Class A	1,259	40,049
Realogy Holdings Corp.(a)	8,234	142,613
Redfin Corp.(a)	7,603	390,338
RMR Group, Inc., Class A	1,255	43,661
St. Joe Co.	2,296	107,958
Tejon Ranch Co.(a)	1,400	25,494

		3,694,652

Road & Rail — 0.9%
AMERCO	646	476,095
ArcBest Corp.	1,815	163,078
Avis Budget Group, Inc.(a)(b)	3,620	627,382
Covenant Logistics Group, Inc.(a)	1,207	34,279
Daseke, Inc.(a)(b)	3,022	28,558
Heartland Express, Inc.	3,280	53,562
HyreCar, Inc.(a)	1,144	7,768
Knight-Swift Transportation Holdings, Inc.	11,903	674,781
Landstar System, Inc.	2,858	502,465
Marten Transport Ltd.	3,890	64,691
PAM Transportation Services, Inc.(a)	148	9,149
Ryder System, Inc.	3,767	320,007
Saia, Inc.(a)	1,963	613,712
Schneider National, Inc., Class B	3,672	91,580
TuSimple Holdings, Inc., Class A(a)(b)	2,661	104,098

Security	Shares	Value

Road & Rail (continued)
Universal Logistics Holdings, Inc.	1,486	$31,325
US Xpress Enterprises, Inc., Class A(a)(b)	1,709	12,937
Werner Enterprises, Inc.	4,580	207,566
XPO Logistics, Inc.(a)	7,010	601,458
Yellow Corp.(a)	3,223	28,201

		4,652,692

Semiconductors & Semiconductor Equipment — 3.5%
Allegro MicroSystems, Inc.(a)	3,070	102,415
Alpha & Omega Semiconductor Ltd.(a)(b)	1,763	61,088
Ambarella, Inc.(a)	2,518	467,920
Amkor Technology, Inc.	7,355	161,222
Atomera, Inc.(a)	1,976	42,701
Axcelis Technologies, Inc.(a)	2,548	139,962
AXT, Inc.(a)	2,786	22,762
Brooks Automation, Inc.	5,329	620,562
CEVA, Inc.(a)	1,664	75,895
Cirrus Logic, Inc.(a)	4,187	338,352
CMC Materials, Inc.	2,092	268,550
Cohu, Inc.(a)	3,278	105,027
Diodes, Inc.(a)	3,297	316,809
DSP Group, Inc.(a)	1,995	43,830
Enphase Energy, Inc.(a)	9,691	2,244,726
Entegris, Inc.	9,895	1,393,018
First Solar, Inc.(a)(b)	7,806	933,520
FormFactor, Inc.(a)	5,540	220,381
Ichor Holdings Ltd.(a)	1,908	83,418
Impinj, Inc.(a)(b)	1,489	103,813
Kopin Corp.(a)(b)	5,063	26,530
Kulicke & Soffa Industries, Inc.	4,649	264,993
Lattice Semiconductor Corp.(a)	9,785	679,470
MACOM Technology Solutions Holdings, Inc., Class H(a)	3,506	244,789
MaxLinear, Inc.(a)	5,328	335,664
Meta Materials, Inc.(a)(b)	16,258	76,413
MKS Instruments, Inc.	3,988	598,399
Monolithic Power Systems, Inc.	3,295	1,731,391
NeoPhotonics Corp.(a)	3,201	32,394
NVE Corp.	310	21,071
ON Semiconductor Corp.(a)	31,132	1,496,515
Onto Innovation, Inc.(a)	3,486	276,126
PDF Solutions, Inc.(a)	2,455	57,766
Photronics, Inc.(a)	3,857	50,103
Power Integrations, Inc.	4,336	447,519
Rambus, Inc.(a)	8,392	195,282
Semtech Corp.(a)	4,680	397,940
Silicon Laboratories, Inc.(a)	3,309	624,607
SiTime Corp.(a)	937	248,202
SkyWater Technology, Inc.(a)(b)	489	16,743
SMART Global Holdings, Inc.(a)	1,353	72,331
SunPower Corp.(a)	5,754	193,680
Synaptics, Inc.(a)	2,548	495,764
Ultra Clean Holdings, Inc.(a)	3,135	155,402
Universal Display Corp.	3,231	591,919
Veeco Instruments, Inc.(a)	4,242	103,038
Wolfspeed, Inc.(a)(b)	8,385	1,007,122

		18,187,144

Software — 7.2%
8x8, Inc.(a)	8,480	192,157
A10 Networks, Inc.(a)	4,124	77,078
ACI Worldwide, Inc.(a)	8,533	261,792
Agilysys, Inc.(a)	1,359	64,851
Alarm.com Holdings, Inc.(a)	3,412	287,495

19

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Alkami Technology, Inc.(a)(b)	435	$13,050
Altair Engineering, Inc., Class A(a)(b)	3,293	256,162
Alteryx, Inc., Class A(a)	4,316	315,888
American Software, Inc., Class A	2,658	76,896
Anaplan, Inc.(a)	10,150	661,882
Appfolio, Inc., Class A(a)	1,375	181,074
Appian Corp.(a)(b)	2,868	285,108
Asana, Inc., Class A(a)	5,478	743,912
Aspen Technology, Inc.(a)	5,037	789,248
Avalara, Inc.(a)	6,225	1,118,259
Avaya Holdings Corp.(a)	5,904	109,932
Benefitfocus, Inc.(a)	1,988	21,788
Bentley Systems, Inc., Class B(b)	10,231	605,164
Bill.Com Holdings, Inc.(a)	5,802	1,707,587
Black Knight, Inc.(a)	10,990	770,509
Blackbaud, Inc.(a)	3,505	248,890
Blackline, Inc.(a)	3,943	500,248
Bottomline Technologies DE, Inc.(a)	3,403	157,559
Box, Inc., Class A(a)	10,295	265,920
BTRS Holdings, Inc.(a)	5,056	43,431
C3.AI, Inc., Class A(a)(b)	2,490	112,349
CDK Global, Inc.	8,773	381,801
Cerence, Inc.(a)	2,775	291,736
Ceridian HCM Holding, Inc.(a)	9,490	1,188,622
ChannelAdvisor Corp.(a)	2,477	63,188
Cleanspark, Inc.(a)	2,137	43,296
CommVault Systems, Inc.(a)	3,452	212,298
Consensus Cloud Solutions, Inc.(a)	1,052	66,623
Couchbase, Inc.(a)(b)	762	30,724
CS Disco, Inc.(a)	874	50,124
Datto Holding Corp.(a)	1,613	38,551
Digimarc Corp.(a)(b)	815	41,182
Digital Turbine, Inc.(a)	6,709	577,377
Dolby Laboratories, Inc., Class A	4,638	409,767
Domo, Inc., Class B(a)(b)	2,033	179,616
DoubleVerify Holdings, Inc.(a)(b)	1,447	57,200
Dropbox, Inc., Class A(a)	22,550	687,550
Duck Creek Technologies, Inc.(a)	5,204	163,926
Dynatrace, Inc.(a)	14,445	1,083,375
E2open Parent Holdings, Inc.(a)	11,592	144,900
Ebix, Inc.	2,281	74,840
eGain Corp.(a)	1,349	13,922
Elastic NV(a)	5,144	892,535
Envestnet, Inc.(a)	3,481	290,664
Everbridge, Inc.(a)	2,761	439,855
EverCommerce, Inc.(a)	1,213	25,085
Fair Isaac Corp.(a)	2,025	806,355
Five9, Inc.(a)	4,823	762,082
GTY Technology Holdings, Inc.(a)	2,293	17,427
Guidewire Software, Inc.(a)	6,162	774,748
Instructure Holdings, Inc.(a)	928	23,404
Intapp, Inc.(a)(b)	765	20,655
Intelligent Systems Corp.(a)	474	20,064
InterDigital, Inc.	2,371	158,738
Jamf Holding Corp.(a)(b)	4,168	198,605
JFrog Ltd.(a)(b)	4,025	131,577
Kaltura, Inc.(a)	1,440	13,594
LivePerson, Inc.(a)(b)	4,586	236,225
Mandiant, Inc.(a)	17,215	300,230
Manhattan Associates, Inc.(a)	4,671	847,973
Marathon Digital Holdings, Inc.(a)(b)	6,822	356,381
McAfee Corp., Class A	4,928	105,311

Security	Shares	Value

Software (continued)
MeridianLink, Inc.(a)	1,012	$24,440
MicroStrategy, Inc., Class A(a)(b)	565	404,009
Mimecast Ltd.(a)	4,525	341,366
Mitek Systems, Inc.(a)	3,619	68,146
Model N, Inc.(a)	2,637	85,465
Momentive Global, Inc.(a)	9,846	225,670
N-Able, Inc.(a)	3,551	47,228
nCino, Inc.(a)(b)	4,064	295,290
NCR Corp.(a)	9,237	365,231
New Relic, Inc.(a)	3,740	303,538
NortonLifeLock, Inc.	40,389	1,027,900
Nuance Communications, Inc.(a)	20,950	1,153,298
Nutanix, Inc., Class A(a)	13,891	476,600
ON24, Inc.(a)	2,039	39,006
OneSpan, Inc.(a)	2,327	47,517
PagerDuty, Inc.(a)	6,059	252,963
Paycor HCM, Inc.(a)(b)	1,442	46,778
Paylocity Holding Corp.(a)	2,763	843,102
Pegasystems, Inc.	2,955	350,818
Ping Identity Holding Corp.(a)	3,594	101,818
Procore Technologies, Inc.(a)	732	66,941
Progress Software Corp.	3,355	172,481
PROS Holdings, Inc.(a)(b)	2,741	82,230
PTC, Inc.(a)	7,752	987,217
Q2 Holdings, Inc.(a)	4,054	318,077
QAD, Inc., Class A	842	73,793
Qualys, Inc.(a)	2,450	304,976
Rapid7, Inc.(a)(b)	4,065	523,369
Rekor Systems, Inc.(a)	2,029	27,594
Rimini Street, Inc.(a)(b)	2,822	29,377
Riot Blockchain, Inc.(a)	6,045	164,545
SailPoint Technologies Holding, Inc.(a)	6,800	326,264
Sapiens International Corp. NV	2,503	87,430
SecureWorks Corp., Class A(a)	715	13,170
ShotSpotter, Inc.(a)	563	21,906
Smartsheet, Inc., Class A(a)	8,853	610,946
Smith Micro Software, Inc.(a)	2,783	15,863
Sprout Social, Inc., Class A(a)	3,248	414,705
SPS Commerce, Inc.(a)	2,675	408,553
Sumo Logic, Inc.(a)(b)	6,366	109,941
Telos Corp.(a)(b)	2,932	75,968
Tenable Holdings, Inc.(a)	6,517	347,030
Teradata Corp.(a)	7,866	444,901
Upland Software, Inc.(a)	1,854	61,868
Varonis Systems, Inc.(a)	7,715	499,469
Verint Systems, Inc.(a)	4,581	213,475
Veritone, Inc.(a)	1,921	57,457
Viant Technology, Inc., Class A(a)	704	8,272
VirnetX Holding Corp.(a)	3,999	15,396
Vonage Holdings Corp.(a)	17,308	279,005
Workiva, Inc.(a)	3,110	465,101
Xperi Holding Corp.	7,874	141,102
Yext, Inc.(a)(b)	7,370	92,788
Zendesk, Inc.(a)	8,675	883,115
Zix Corp.(a)	3,312	28,053
Zuora, Inc., Class A(a)	8,297	181,372

		37,144,288

Specialty Retail — 2.5%
Aaron’s Co., Inc.	2,311	54,054
Abercrombie & Fitch Co., Class A(a)	4,497	177,811
Academy Sports & Outdoors, Inc.(a)	5,701	243,889
American Eagle Outfitters, Inc.	11,014	261,472

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
America’s Car-Mart, Inc.(a)	411	$49,110
Arko Corp.(a)	8,831	84,689
Asbury Automotive Group, Inc.(a)	1,386	271,254
AutoNation, Inc.(a)	3,287	398,121
Barnes & Noble Education, Inc.(a)	3,828	39,735
Bed Bath & Beyond, Inc.(a)(b)	8,001	112,334
Big 5 Sporting Goods Corp.	1,969	47,610
Boot Barn Holdings, Inc.(a)	2,138	223,400
Buckle, Inc.	2,188	91,065
Caleres, Inc.	2,545	58,688
Camping World Holdings, Inc., Class A	3,056	113,836
CarLotz, Inc.(a)	4,432	15,955
Cato Corp., Class A	1,422	25,070
Chico’s FAS, Inc.(a)	8,222	44,892
Children’s Place, Inc.(a)	970	80,403
Citi Trends, Inc.(a)	785	60,728
Conn’s, Inc.(a)	1,303	29,018
Container Store Group, Inc.(a)	2,232	24,686
Designer Brands, Inc., Class A(a)	4,442	60,100
Dick’s Sporting Goods, Inc.	4,647	577,204
Five Below, Inc.(a)	4,080	804,984
Floor & Decor Holdings, Inc., Class A(a)	7,483	1,017,089
Foot Locker, Inc.	6,572	313,287
GameStop Corp., Class A(a)(b)	4,636	850,752
Gap, Inc.	14,747	334,609
Genesco, Inc.(a)	1,231	74,586
Group 1 Automotive, Inc.	1,331	239,314
GrowGeneration Corp.(a)	4,139	87,250
Guess?, Inc.	3,028	62,710
Haverty Furniture Cos., Inc.	1,178	33,809
Hibbett, Inc.	1,154	89,366
JOANN, Inc.	747	7,634
Kirkland’s, Inc.(a)	920	20,682
Lazydays Holdings, Inc.(a)(b)	451	9,512
Leslie’s, Inc.(a)(b)	9,611	198,755
Lithia Motors, Inc.	2,178	695,261
Lumber Liquidators Holdings, Inc.(a)	2,032	36,739
MarineMax, Inc.(a)	1,494	77,374
Monro, Inc.	2,498	154,276
Murphy USA, Inc.	1,814	295,591
National Vision Holdings, Inc.(a)	5,937	365,957
ODP Corp.(a)	3,666	158,738
OneWater Marine, Inc., Class A	720	31,925
Party City Holdco, Inc.(a)	7,843	57,019
Penske Automotive Group, Inc.	2,376	251,975
Petco Health & Wellness Co., Inc.(a)(b)	4,164	102,976
Rent-A-Center, Inc.	4,787	254,956
RH(a)	1,265	834,432
Sally Beauty Holdings, Inc.(a)(b)	7,977	121,729
Shift Technologies, Inc.(a)(b)	3,990	27,252
Shoe Carnival, Inc.	1,138	38,544
Signet Jewelers Ltd.	3,755	334,871
Sleep Number Corp.(a)(b)	1,776	156,892
Sonic Automotive, Inc., Class A	1,627	80,423
Sportsman’s Warehouse Holdings, Inc.(a)	3,157	54,490
Tilly’s, Inc., Class A	2,727	37,851
Torrid Holdings, Inc.(a)	1,152	17,326
TravelCenters of America, Inc.(a)	911	49,112
Urban Outfitters, Inc.(a)	5,039	160,895
Vroom, Inc.(a)(b)	8,376	160,233

Security	Shares	Value

Specialty Retail (continued)
Williams-Sonoma, Inc.	5,513	$1,023,930
Winmark Corp.	221	51,453
Zumiez, Inc.(a)	1,472	59,910

		12,981,593

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)	8,741	246,146
Avid Technology, Inc.(a)	2,991	85,662
Corsair Gaming, Inc.(a)	2,337	57,140
Diebold Nixdorf, Inc.(a)(b)	4,663	41,967
Eastman Kodak Co.(a)(b)	2,929	19,888
Pure Storage, Inc., Class A(a)	19,344	519,580
Quantum Corp.(a)	3,627	20,710
Super Micro Computer, Inc.(a)	3,402	120,397
Turtle Beach Corp.(a)(b)	979	28,156
Xerox Holdings Corp.	10,392	184,978

		1,324,624

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(a)	10,940	582,446
Carter’s, Inc.	3,124	307,777
Columbia Sportswear Co.	2,895	300,617
Crocs, Inc.(a)	4,546	733,952
Deckers Outdoor Corp.(a)	2,017	797,340
Fossil Group, Inc.(a)	3,222	38,084
G-III Apparel Group Ltd.(a)	3,008	86,209
Hanesbrands, Inc.	25,344	431,862
Kontoor Brands, Inc.	3,771	199,863
Movado Group, Inc.	1,037	34,532
Oxford Industries, Inc.	1,292	119,794
PLBY Group, Inc.(a)	1,802	50,600
PVH Corp.(a)	5,276	576,825
Ralph Lauren Corp.	3,427	435,812
Rocky Brands, Inc.	446	24,329
Skechers USA, Inc., Class A(a)	9,834	454,429
Steven Madden Ltd.	6,058	273,216
Superior Group of Cos., Inc.	682	17,725
Tapestry, Inc.	20,587	802,481
Under Armour, Inc., Class A(a)	14,216	312,183
Under Armour, Inc., Class C(a)	14,372	271,343
Unifi, Inc.(a)	822	19,745
Vera Bradley, Inc.(a)	1,667	16,353
Wolverine World Wide, Inc.	6,111	202,702

		7,090,219

Thrifts & Mortgage Finance — 0.8%
Axos Financial, Inc.(a)	4,035	213,855
Blue Foundry Bancorp(a)(b)	2,426	34,134
Bridgewater Bancshares, Inc.(a)	1,386	25,073
Capitol Federal Financial, Inc.	8,839	107,217
Columbia Financial, Inc.(a)	2,840	52,881
Essent Group Ltd.	7,965	382,320
Federal Agricultural Mortgage Corp., Class C	825	104,024
Finance Of America Cos., Inc., Class A(a)	2,141	10,255
Flagstar Bancorp, Inc.	3,545	167,289
FS Bancorp, Inc.	384	13,233
Hingham Institution for Savings	87	31,428
Home Bancorp, Inc.	574	23,964
Home Point Capital, Inc.	696	3,184
Kearny Financial Corp.	5,299	71,113
Luther Burbank Corp.	1,439	20,880
Merchants Bancorp	833	37,010

21

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Meridian Bancorp, Inc.	3,207	$74,402
MGIC Investment Corp.	24,782	400,477
Mr Cooper Group, Inc.(a)	5,328	233,579
New York Community Bancorp, Inc.	33,707	418,978
NMI Holdings, Inc., Class A(a)	6,196	150,439
Northfield Bancorp, Inc.	2,802	49,175
Northwest Bancshares, Inc.	7,141	98,546
Ocwen Financial Corp.(a)	521	16,365
PCSB Financial Corp.	942	18,002
PennyMac Financial Services, Inc.	2,573	159,680
Pioneer Bancorp, Inc.(a)(b)	699	8,849
Premier Financial Corp.	3,189	101,665
Provident Bancorp, Inc.	937	16,885
Provident Financial Services, Inc.	5,360	132,714
Radian Group, Inc.	14,021	334,681
Southern Missouri Bancorp, Inc.	443	24,099
TFS Financial Corp.	4,152	80,798
TrustCo Bank Corp.	1,068	35,842
UWM Holdings Corp.	6,361	43,255
Velocity Financial Inc.(a)	531	6,823
Walker & Dunlop, Inc.	2,133	277,439
Washington Federal, Inc.	5,308	187,691
Waterstone Financial, Inc.	1,519	31,398
WSFS Financial Corp.	3,160	163,720

		4,363,362

Tobacco — 0.1%
22nd Century Group, Inc.(a)	11,373	31,162
Turning Point Brands, Inc.	938	35,803
Universal Corp.	1,627	76,469
Vector Group Ltd.	11,211	148,658

		292,092

Trading Companies & Distributors — 1.1%
Air Lease Corp.	7,899	316,355
Alta Equipment Group, Inc.(a)	1,317	19,004
Applied Industrial Technologies, Inc.	2,782	271,189
Beacon Roofing Supply, Inc.(a)	4,035	213,330
BlueLinx Holdings, Inc.(a)(b)	669	31,864
Boise Cascade Co.	2,865	162,216
CAI International, Inc.	1,177	65,830
Core & Main, Inc., Class A(a)	2,326	63,639
Custom Truck One Source, Inc.(a)(b)	3,614	32,707
DXP Enterprises, Inc.(a)	1,267	41,760
EVI Industries, Inc.(a)(b)	255	8,033
GATX Corp.	2,551	241,962
Global Industrial Co.	1,153	46,789
GMS, Inc.(a)	3,098	153,444
H&E Equipment Services, Inc.	2,859	128,884
Herc Holdings, Inc.	1,815	330,403
Karat Packaging, Inc.(a)	226	5,139
Lawson Products, Inc.(a)	284	14,399
McGrath RentCorp	1,766	127,399
MRC Global, Inc.(a)	5,391	44,745
MSC Industrial Direct Co., Inc., Class A	3,293	276,843
NOW, Inc.(a)	7,488	54,063
Rush Enterprises, Inc., Class A	3,248	169,156
Rush Enterprises, Inc., Class B	502	25,958
SiteOne Landscape Supply, Inc.(a)(b)	3,191	749,757
Textainer Group Holdings Ltd.(a)	3,738	146,866
Titan Machinery, Inc.(a)	1,299	36,918
Transcat, Inc.(a)	421	31,525
Triton International Ltd.	4,761	296,087

Security	Shares	Value

Trading Companies & Distributors (continued)
Univar Solutions, Inc.(a)	12,365	$316,297
Veritiv Corp.(a)	1,191	127,759
Watsco, Inc.	2,410	697,888
WESCO International, Inc.(a)(b)	3,235	419,127
Willis Lease Finance Corp.(a)	240	9,722

		5,677,057

Water Utilities — 0.3%
American States Water Co.	2,791	253,534
Artesian Resources Corp., Class A	484	19,466
Cadiz, Inc.(a)	1,481	8,990
California Water Service Group	3,670	223,430
Essential Utilities, Inc.	16,471	775,290
Global Water Resources, Inc.	556	10,520
Middlesex Water Co.	1,224	134,787
Pure Cycle Corp.(a)	1,157	18,153
SJW Group	2,123	139,948
York Water Co.	921	44,134

		1,628,252

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	4,276	69,528
Shenandoah Telecommunications Co.	3,721	102,848
Telephone & Data Systems, Inc.	7,640	143,174
United States Cellular Corp.(a)	1,027	31,395

		346,945

Total Common Stocks — 97.7% (Cost: $355,869,765)		505,874,808

Investment Companies

Equity Funds(d) — 1.5%
iShares Russell 2000 ETF(b)	19,509	4,449,028
iShares Russell Mid-Cap ETF	40,137	3,329,364

		7,778,392

Total Investment Companies — 1.5% (Cost: $7,331,804)		7,778,392

Total Long-Term Investments — 99.2% (Cost: $363,201,569)		513,653,200

Short-Term Securities

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)	37,718,210	37,737,069
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(d)(e)	3,384,712	3,384,712

Total Short-Term Securities — 7.9% (Cost: $41,121,782)		41,121,781

Total Investments — 107.1% (Cost: $404,323,351)		554,774,981

Liabilities in Excess of Other Assets — (7.1)%		(36,968,792)

Net Assets — 100.0%		$517,806,189

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$37,718,513	$18,557	(a)	$—		$6,129	$(6,130)	$37,737,069	37,718,210	$38,955	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,388,584	—		(15,003,872	)(a)	—	—	3,384,712	3,384,712	49		—
iShares Russell 2000 ETF	2,705,210	13,415,741		(11,676,924)		(69,284)	74,285	4,449,028	19,509	9,020		—
iShares Russell Mid-Cap ETF	1,806,939	8,874,381		(7,419,500)		5,905	61,639	3,329,364	40,137	6,197		—

						$(57,250)	$129,794	$48,900,173		$54,221		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	18	12/17/21	$2,066	$49,051
S&P Mid 400 E-Mini Index	6	12/17/21	1,674	49,338

				$98,389

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

23

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$6,861,720	$—	$—	$6,861,720
Air Freight & Logistics	1,400,824	—	—	1,400,824
Airlines	2,557,876	—	—	2,557,876
Auto Components	5,437,443	—	—	5,437,443
Automobiles	1,352,090	—	—	1,352,090
Banks	30,575,820	—	—	30,575,820
Beverages	1,262,473	—	—	1,262,473
Biotechnology	26,829,901	—	1,998	26,831,899
Building Products	10,574,240	—	—	10,574,240
Capital Markets	13,447,275	—	—	13,447,275
Chemicals	11,153,048	—	—	11,153,048
Commercial Services & Supplies	6,010,162	—	—	6,010,162
Communications Equipment	4,624,881	—	—	4,624,881
Construction & Engineering	5,799,827	—	—	5,799,827
Construction Materials	826,801	—	—	826,801
Consumer Finance	4,416,443	—	—	4,416,443
Containers & Packaging	6,827,734	31,136	—	6,858,870
Distributors	1,506,575	—	—	1,506,575
Diversified Consumer Services	4,913,068	—	—	4,913,068
Diversified Financial Services	921,227	—	—	921,227
Diversified Telecommunication Services	1,368,032	—	—	1,368,032
Electric Utilities	3,719,846	—	—	3,719,846
Electrical Equipment	8,837,763	—	—	8,837,763
Electronic Equipment, Instruments & Components	9,918,179	—	—	9,918,179
Energy Equipment & Services	2,382,725	—	—	2,382,725
Entertainment	4,383,791	—	—	4,383,791
Equity Real Estate Investment Trusts (REITs)	38,016,263	—	—	38,016,263
Food & Staples Retailing	3,601,697	—	—	3,601,697
Food Products	7,155,593	—	—	7,155,593
Gas Utilities	2,799,846	—	—	2,799,846
Health Care Equipment & Supplies	12,893,415	21,975	—	12,915,390
Health Care Providers & Services	11,485,800	—	—	11,485,800
Health Care Technology	3,687,366	—	—	3,687,366
Hotels, Restaurants & Leisure	12,417,237	—	—	12,417,237
Household Durables	8,518,789	—	—	8,518,789
Household Products	993,649	—	—	993,649
Independent Power and Renewable Electricity Producers	1,916,935	—	—	1,916,935
Industrial Conglomerates	155,189	—	—	155,189
Insurance	15,760,646	—	—	15,760,646
Interactive Media & Services	2,056,618	—	—	2,056,618
Internet & Direct Marketing Retail	1,690,445	—	—	1,690,445
IT Services	13,262,265	—	—	13,262,265
Leisure Products	3,377,417	—	—	3,377,417
Life Sciences Tools & Services	14,303,924	—	—	14,303,924
Machinery	18,421,431	—	—	18,421,431
Marine	646,346	—	—	646,346
Media	6,170,351	—	—	6,170,351
Metals & Mining	6,664,542	—	—	6,664,542
Mortgage Real Estate Investment Trusts (REITs)	4,373,714	—	—	4,373,714
Multi-line Retail	1,877,129	—	—	1,877,129
Multi-Utilities	1,899,012	—	—	1,899,012
Oil, Gas & Consumable Fuels	17,676,857	—	—	17,676,857
Paper & Forest Products	892,527	—	—	892,527
Personal Products	1,685,381	—	—	1,685,381
Pharmaceuticals	6,739,168	—	—	6,739,168
Professional Services	9,387,463	—	—	9,387,463
Real Estate Management & Development	3,694,652	—	—	3,694,652

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Road & Rail	$4,652,692	$—	$—	$4,652,692
Semiconductors & Semiconductor Equipment	18,187,144	—	—	18,187,144
Software	37,144,288	—	—	37,144,288
Specialty Retail	12,981,593	—	—	12,981,593
Technology Hardware, Storage & Peripherals	1,324,624	—	—	1,324,624
Textiles, Apparel & Luxury Goods	7,090,219	—	—	7,090,219
Thrifts & Mortgage Finance	4,363,362	—	—	4,363,362
Tobacco	292,092	—	—	292,092
Trading Companies & Distributors	5,677,057	—	—	5,677,057
Water Utilities	1,628,252	—	—	1,628,252
Wireless Telecommunication Services	346,945	—	—	346,945
Investment Companies	7,778,392	—	—	7,778,392
Short-Term Securities
Money Market Funds	41,121,781	—	—	41,121,781

	$554,719,872	$53,111	$1,998	$554,774,981

Derivative Financial Instruments(a)
Assets
Equity Contracts	$98,389	$—	$—	$98,389

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

25